October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.(a)	2,039	$ 119,689
AeroVironment, Inc.(a)(b)	1,729	371,666
AerSale Corp.(a)	1,574	8,295
Archer Aviation, Inc., Class A(a)(b)	17,966	56,593
Astronics Corp.(a)	1,490	25,911
Axon Enterprise, Inc.(a)	4,770	2,020,095
Boeing Co.(a)	45,223	6,752,246
BWX Technologies, Inc.	6,067	738,657
Cadre Holdings, Inc.	1,180	41,029
Curtiss-Wright Corp.	2,464	849,981
Ducommun, Inc.(a)	926	54,440
General Dynamics Corp.	17,836	5,201,156
General Electric Co.	71,339	12,254,613
HEICO Corp.	2,891	708,151
HEICO Corp., Class A	5,380	1,033,014
Hexcel Corp.	5,232	307,066
Howmet Aerospace, Inc.	26,722	2,664,718
Huntington Ingalls Industries, Inc.	2,636	487,555
Kratos Defense & Security Solutions, Inc.(a)	10,628	241,468
L3Harris Technologies, Inc.	12,452	3,081,496
Leonardo DRS, Inc.(a)	2,880	86,602
Loar Holdings, Inc.(a)(b)	608	52,397
Lockheed Martin Corp.	13,935	7,609,207
Mercury Systems, Inc.(a)	3,148	101,838
Moog, Inc., Class A	1,996	376,446
National Presto Industries, Inc.	368	26,470
Northrop Grumman Corp.	9,038	4,600,523
Park Aerospace Corp.	1,798	24,327
Rocket Lab USA, Inc., Class A(a)(b)	26,220	280,554
RTX Corp.	87,217	10,552,385
Spirit AeroSystems Holdings, Inc., Class A(a)	7,857	254,331
Textron, Inc.	12,522	1,007,019
TransDigm Group, Inc.	3,599	4,686,978
Triumph Group, Inc.(a)	3,986	55,166
V2X, Inc.(a)	802	49,403
Virgin Galactic Holdings, Inc.(a)(b)	730	4,796
Woodward, Inc.	4,002	656,688
		67,442,969
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	4,072	70,201
CH Robinson Worldwide, Inc.	7,627	785,886
Expeditors International of Washington, Inc.	9,137	1,087,303
FedEx Corp.	14,802	4,053,528
Forward Air Corp.	1,607	56,776
GXO Logistics, Inc.(a)	7,459	446,123
Hub Group, Inc., Class A	4,172	181,023
Radiant Logistics, Inc.(a)	1,065	7,082
United Parcel Service, Inc., Class B	48,150	6,454,989
		13,142,911
Automobile Components — 0.1%
Adient PLC(a)	5,612	109,602
American Axle & Manufacturing Holdings, Inc.(a)	6,123	34,595
Aptiv PLC(a)	18,022	1,024,190
BorgWarner, Inc.	14,641	492,377
Cooper-Standard Holdings, Inc.(a)(b)	698	8,760
Dana, Inc.	8,323	63,837
Dorman Products, Inc.(a)	1,596	181,992
Fox Factory Holding Corp.(a)(b)	2,625	94,474
Gentex Corp.	15,053	456,256
Security	Shares	Value
Automobile Components (continued)
Gentherm, Inc.(a)	2,298	$ 96,401
Goodyear Tire & Rubber Co.(a)	17,489	140,087
Holley, Inc.(a)	3,298	8,542
LCI Industries	1,481	164,806
Lear Corp.	3,657	350,194
Luminar Technologies, Inc., Class A(a)(b)	19,074	14,790
Modine Manufacturing Co.(a)(b)	3,491	411,135
Patrick Industries, Inc.	1,396	175,868
Phinia, Inc.	2,926	136,293
QuantumScape Corp., Class A(a)(b)	24,550	126,433
Solid Power, Inc., Class A(a)(b)	8,899	10,501
Standard Motor Products, Inc.	1,696	54,594
Stoneridge, Inc.(a)	1,548	10,821
Visteon Corp.(a)	1,648	148,732
XPEL, Inc.(a)	1,523	58,742
		4,374,022
Automobiles — 1.5%
Ford Motor Co.	258,718	2,662,208
General Motors Co.	73,331	3,722,282
Harley-Davidson, Inc.	7,932	253,428
Lucid Group, Inc.(a)(b)	61,620	136,180
Rivian Automotive, Inc., Class A(a)(b)	54,603	551,490
Tesla, Inc.(a)	182,612	45,625,608
Thor Industries, Inc.	3,278	341,174
Winnebago Industries, Inc.	2,035	114,042
		53,406,412
Banks — 3.7%
1st Source Corp.	997	59,052
ACNB Corp.	658	27,636
Amalgamated Financial Corp.	3,163	104,901
Amerant Bancorp, Inc., Class A	1,476	31,468
Ameris Bancorp	3,711	230,045
Arrow Financial Corp.	1,851	52,828
Associated Banc-Corp.	11,591	275,170
Atlantic Union Bankshares Corp.	6,344	239,803
Axos Financial, Inc.(a)	3,469	234,921
Banc of California, Inc.	8,676	133,263
BancFirst Corp.	1,868	203,070
Bancorp, Inc.(a)(b)	2,594	130,374
Bank First Corp.	578	53,182
Bank of America Corp.	446,963	18,691,993
Bank of Hawaii Corp.	2,181	157,534
Bank of Marin Bancorp	1,301	28,895
Bank of NT Butterfield & Son Ltd.	3,623	132,493
Bank OZK	6,920	302,750
BankUnited, Inc.	2,969	104,924
Banner Corp.	981	62,823
Bar Harbor Bankshares	1,349	43,370
BayCom Corp.	1,314	32,653
BCB Bancorp, Inc.	1,342	16,292
Berkshire Hills Bancorp, Inc.	1,900	51,737
Blue Foundry Bancorp(a)(b)	1,829	17,979
BOK Financial Corp.	1,817	193,020
Bridgewater Bancshares, Inc.(a)	1,355	19,783
Brookline Bancorp, Inc.	3,524	39,645
Burke & Herbert Financial Services Corp., Class C	750	47,505
Business First Bancshares, Inc.	2,631	68,906
Byline Bancorp, Inc.	1,662	44,724
Cadence Bank	6,933	231,770
Camden National Corp.	1,025	42,999
Capital Bancorp, Inc.	643	16,236

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	1,111	$ 38,885
Capitol Federal Financial, Inc.	5,759	37,117
Carter Bankshares, Inc.(a)(b)	1,048	19,283
Cathay General Bancorp	5,173	237,855
Central Pacific Financial Corp.	427	11,503
Citigroup, Inc.	126,315	8,105,634
Citizens & Northern Corp.	1,802	34,094
Citizens Financial Group, Inc.	31,173	1,313,007
Citizens Financial Services, Inc.	362	21,101
City Holding Co.	442	51,537
Civista Bancshares, Inc.	808	16,459
CNB Financial Corp.	1,531	38,857
Coastal Financial Corp.(a)	714	44,975
Colony Bankcorp, Inc.	1,564	23,788
Columbia Banking System, Inc.	13,708	390,815
Columbia Financial, Inc.(a)	2,444	41,744
Comerica, Inc.	8,427	536,884
Commerce Bancshares, Inc.	8,530	533,125
Community Financial System, Inc.	1,925	117,694
Community Trust Bancorp, Inc.	982	50,868
Community West Bancshares	3,575	66,995
ConnectOne Bancorp, Inc.	2,102	50,952
CrossFirst Bankshares, Inc.(a)	2,745	43,096
Cullen/Frost Bankers, Inc.	4,171	531,177
Customers Bancorp, Inc.(a)	1,668	76,945
CVB Financial Corp.	7,213	140,149
Dime Community Bancshares, Inc.	1,767	53,134
Eagle Bancorp, Inc.	1,044	27,363
East West Bancorp, Inc.	9,761	951,600
Eastern Bankshares, Inc.	12,797	208,975
Enterprise Bancorp, Inc.	214	6,872
Enterprise Financial Services Corp.	2,436	128,426
Equity Bancshares, Inc., Class A	1,265	53,750
Esquire Financial Holdings, Inc.	654	43,543
Farmers & Merchants Bancorp, Inc.	828	22,447
Farmers National Banc Corp.	1,865	25,662
FB Financial Corp.	2,244	110,405
Fifth Third Bancorp	46,073	2,012,469
Financial Institutions, Inc.	1,577	37,864
First Bancorp, Inc.	314	8,133
First BanCorp./Puerto Rico	4,414	85,102
First Bancorp/Southern Pines NC	1,949	81,273
First Bancshares, Inc.	1,940	64,932
First Bank/Hamilton	1,767	25,021
First Busey Corp.	4,173	101,446
First Business Financial Services, Inc.	758	32,442
First Citizens BancShares, Inc., Class A	781	1,513,070
First Commonwealth Financial Corp.	3,047	50,093
First Community Bankshares, Inc.	972	40,299
First Financial Bancorp	3,434	87,842
First Financial Bankshares, Inc.	8,460	305,744
First Financial Corp.	1,022	43,905
First Foundation, Inc.(b)	3,066	20,634
First Hawaiian, Inc.	9,199	227,583
First Horizon Corp.	37,007	641,331
First Interstate BancSystem, Inc., Class A	6,284	193,547
First Merchants Corp.	3,739	138,530
First Mid Bancshares, Inc.	1,619	61,765
First of Long Island Corp.	1,705	21,440
Five Star Bancorp	948	28,516
Flagstar Financial, Inc.(b)	17,998	182,140
Flushing Financial Corp.	1,802	28,246
FNB Corp.	29,508	427,866
Security	Shares	Value
Banks (continued)
Fulton Financial Corp.	11,311	$ 204,842
German American Bancorp, Inc.	1,773	71,789
Glacier Bancorp, Inc.	7,414	386,640
Great Southern Bancorp, Inc.	559	31,690
Greene County Bancorp, Inc.	778	21,784
Guaranty Bancshares, Inc.	297	9,759
Hancock Whitney Corp.	5,823	303,262
Hanmi Financial Corp.	907	20,743
HarborOne Bancorp, Inc.	2,218	26,328
HBT Financial, Inc.	1,273	27,191
Heartland Financial USA, Inc.	2,831	168,444
Heritage Commerce Corp.	3,436	33,364
Heritage Financial Corp.	1,053	24,208
Hilltop Holdings, Inc.	3,539	108,400
Hingham Institution For Savings The(b)	79	20,028
Home Bancorp, Inc.	190	8,959
Home BancShares, Inc.	13,490	368,142
HomeStreet, Inc.	954	8,638
HomeTrust Bancshares, Inc.	642	21,282
Hope Bancorp, Inc.	3,638	45,075
Horizon Bancorp, Inc.	2,632	42,165
Huntington Bancshares, Inc.	98,152	1,530,190
Independent Bank Corp.	2,993	161,001
Independent Bank Group, Inc.	2,212	129,092
International Bancshares Corp.	4,389	268,870
John Marshall Bancorp, Inc.	759	16,197
JPMorgan Chase & Co.	188,353	41,799,298
Kearny Financial Corp.	5,495	38,410
KeyCorp.	64,084	1,105,449
Lakeland Financial Corp.	1,478	96,173
Live Oak Bancshares, Inc.	2,391	94,947
M&T Bank Corp.	11,006	2,142,648
Mercantile Bank Corp.	2,437	104,450
Metrocity Bankshares, Inc.	1,908	56,439
Metropolitan Bank Holding Corp.(a)	533	28,515
Mid Penn Bancorp, Inc.	806	25,462
Midland States Bancorp, Inc.	963	23,892
MidWestOne Financial Group, Inc.	1,021	29,548
MVB Financial Corp.	865	16,426
National Bank Holdings Corp., Class A	2,275	102,284
NB Bancorp, Inc.(a)	6,036	114,020
NBT Bancorp, Inc.	1,281	56,979
Nicolet Bankshares, Inc.	940	95,589
Northeast Bank	629	55,893
Northfield Bancorp, Inc.	2,756	32,438
Northwest Bancshares, Inc.	4,246	56,429
NU Holdings Ltd./Cayman Islands, Class A(a)	209,124	3,155,681
OceanFirst Financial Corp.	4,668	84,958
OFG Bancorp	2,791	112,394
Old National Bancorp	22,582	434,929
Old Second Bancorp, Inc.	2,744	45,056
Orange County Bancorp, Inc.	634	33,551
Origin Bancorp, Inc.	1,892	59,390
Orrstown Financial Services, Inc.	4,515	169,042
Pacific Premier Bancorp, Inc.	3,852	98,265
Park National Corp.	1,046	180,728
Pathward Financial, Inc.(b)	1,236	87,459
PCB Bancorp	1,231	23,106
Peapack-Gladstone Financial Corp.	1,216	39,082
Peoples Bancorp, Inc.	2,207	67,931
Peoples Financial Services Corp.	546	25,476
Pinnacle Financial Partners, Inc.	5,340	563,103
PNC Financial Services Group, Inc.	26,360	4,962,797
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Popular, Inc.	4,863	$ 433,925
Preferred Bank/Los Angeles CA	305	25,733
Premier Financial Corp.	2,016	49,715
Primis Financial Corp.	1,942	21,809
Prosperity Bancshares, Inc.	6,256	457,939
Provident Financial Services, Inc.	7,831	146,283
QCR Holdings, Inc.	904	71,506
RBB Bancorp	350	7,770
Red River Bancshares, Inc.	282	14,726
Regions Financial Corp.	62,226	1,485,335
Renasant Corp.	1,899	64,775
Republic Bancorp, Inc., Class A	538	36,315
S&T Bancorp, Inc.	2,286	86,822
Sandy Spring Bancorp, Inc.	2,975	100,079
Seacoast Banking Corp. of Florida	3,711	99,084
ServisFirst Bancshares, Inc.	3,034	252,247
Shore Bancshares, Inc.	2,166	31,494
Sierra Bancorp	1,347	38,255
Simmons First National Corp., Class A	6,948	161,194
SmartFinancial, Inc.	1,272	42,180
South Plains Financial, Inc.	1,099	37,036
Southern First Bancshares, Inc.(a)	161	6,152
Southern Missouri Bancorp, Inc.	347	20,577
Southside Bancshares, Inc.	1,208	39,139
SouthState Corp.	5,117	499,061
Stellar Bancorp, Inc.	2,975	80,979
Stock Yards Bancorp, Inc.	1,716	110,648
Synovus Financial Corp.	10,795	538,347
Texas Capital Bancshares, Inc.(a)	4,444	341,966
TFS Financial Corp.	4,986	64,070
Third Coast Bancshares, Inc.(a)	1,211	39,442
Tompkins Financial Corp.	1,151	74,286
Towne Bank/Portsmouth VA	6,934	225,494
TriCo Bancshares	1,964	83,922
Triumph Financial, Inc.(a)	1,335	117,974
Truist Financial Corp.	88,710	3,818,965
TrustCo Bank Corp./New York	719	23,713
Trustmark Corp.	3,530	122,562
U.S. Bancorp	103,049	4,978,297
UMB Financial Corp.	3,024	331,824
United Bankshares, Inc.	8,494	320,054
United Community Banks, Inc.	3,642	103,651
Univest Financial Corp.	1,834	51,040
USCB Financial Holdings, Inc., Class A	1,758	25,526
Valley National Bancorp	28,846	273,172
Veritex Holdings, Inc.	2,661	71,847
WaFd, Inc.	5,056	171,803
Washington Trust Bancorp, Inc.	1,069	36,485
Webster Financial Corp.	12,273	635,741
Wells Fargo & Co.	230,643	14,973,344
WesBanco, Inc.	4,292	134,983
West BanCorp, Inc.	1,337	28,839
Westamerica BanCorp	1,572	80,989
Western Alliance Bancorp	6,952	578,476
Wintrust Financial Corp.	4,624	535,875
WSFS Financial Corp.	3,434	168,850
Zions Bancorp NA	9,529	496,080
		136,936,408
Beverages — 1.1%
Boston Beer Co., Inc., Class A(a)	590	171,731
Brown-Forman Corp., Class A	2,982	129,956
Brown-Forman Corp., Class B	12,084	532,058
Security	Shares	Value
Beverages (continued)
Celsius Holdings, Inc.(a)(b)	11,224	$ 337,618
Coca-Cola Co.	254,655	16,631,518
Coca-Cola Consolidated, Inc.	394	442,958
Constellation Brands, Inc., Class A	10,421	2,421,215
Duckhorn Portfolio, Inc.(a)(b)	2,594	28,430
Keurig Dr. Pepper, Inc.	69,914	2,303,666
MGP Ingredients, Inc.	1,116	53,613
Molson Coors Beverage Co., Class B	11,722	638,497
Monster Beverage Corp.(a)	47,476	2,501,036
National Beverage Corp.	1,540	69,593
PepsiCo, Inc.	90,134	14,969,455
Primo Water Corp.	10,816	283,704
Vita Coco Co., Inc.(a)	2,130	63,069
		41,578,117
Biotechnology — 2.3%
2seventy bio, Inc.(a)	3,031	13,155
4D Molecular Therapeutics, Inc.(a)	3,771	30,206
89bio, Inc.(a)	4,301	33,462
AbbVie, Inc.	116,317	23,713,547
Absci Corp.(a)(b)	12,031	46,199
ACADIA Pharmaceuticals, Inc.(a)(b)	7,957	116,093
ACELYRIN, Inc.(a)	6,068	34,466
ADMA Biologics, Inc.(a)	15,650	255,251
Aerovate Therapeutics, Inc.(a)	433	1,061
Agenus, Inc.(a)(b)	1,168	4,906
Agios Pharmaceuticals, Inc.(a)	3,560	158,171
Akero Therapeutics, Inc.(a)	4,338	133,741
Aldeyra Therapeutics, Inc.(a)(b)	3,447	18,131
Alector, Inc.(a)	2,986	14,691
Alkermes PLC(a)(b)	10,139	260,572
Allogene Therapeutics, Inc.(a)(b)	5,719	14,612
Alnylam Pharmaceuticals, Inc.(a)	8,301	2,212,964
Altimmune, Inc.(a)	4,063	27,385
ALX Oncology Holdings, Inc.(a)	1,150	1,645
Amgen, Inc.	35,144	11,251,703
Amicus Therapeutics, Inc.(a)	21,889	249,972
AnaptysBio, Inc.(a)(b)	865	18,710
Anavex Life Sciences Corp.(a)(b)	5,000	33,100
Anika Therapeutics, Inc.(a)	1,304	22,311
Annexon, Inc.(a)	6,182	45,252
Apellis Pharmaceuticals, Inc.(a)(b)	6,746	183,896
Apogee Therapeutics, Inc.(a)	2,661	138,478
Applied Therapeutics, Inc.(a)	8,335	73,681
Arbutus Biopharma Corp.(a)	7,498	28,830
Arcellx, Inc.(a)(b)	2,703	227,782
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	21,365
Arcus Biosciences, Inc.(a)	3,707	56,717
Arcutis Biotherapeutics, Inc.(a)(b)	6,214	51,638
Ardelyx, Inc.(a)(b)	13,612	79,902
ArriVent Biopharma, Inc.(a)(b)	2,616	76,753
Arrowhead Pharmaceuticals, Inc.(a)	7,797	149,936
ARS Pharmaceuticals, Inc.(a)(b)	4,460	65,651
Astria Therapeutics, Inc.(a)	2,797	31,270
Aura Biosciences, Inc.(a)(b)	1,601	16,714
Aurinia Pharmaceuticals, Inc.(a)(b)	8,475	61,105
Avid Bioservices, Inc.(a)	3,513	34,989
Avidity Biosciences, Inc.(a)(b)	7,362	311,118
Avita Medical, Inc.(a)(b)	1,749	17,665
Beam Therapeutics, Inc.(a)(b)	5,080	111,303
BioCryst Pharmaceuticals, Inc.(a)(b)	11,882	95,175
Biogen, Inc.(a)	9,657	1,680,318
Biohaven Ltd.(a)	4,691	233,424

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.(a)	12,679	$ 835,419
Biomea Fusion, Inc.(a)(b)	1,375	12,884
Bluebird Bio, Inc.(a)(b)	6,924	3,213
Blueprint Medicines Corp.(a)	4,078	356,866
Bridgebio Pharma, Inc.(a)	9,189	215,114
C4 Therapeutics, Inc.(a)	8,775	46,771
Cabaletta Bio, Inc.(a)	2,282	8,101
CareDx, Inc.(a)	2,931	64,863
Cargo Therapeutics, Inc.(a)(b)	1,604	31,278
Caribou Biosciences, Inc.(a)	4,018	7,875
Catalyst Pharmaceuticals, Inc.(a)	6,463	140,893
Celcuity, Inc.(a)	799	12,384
Celldex Therapeutics, Inc.(a)	4,265	111,146
Century Therapeutics, Inc.(a)	1,185	1,363
CG oncology, Inc.(a)	3,464	123,076
Cogent Biosciences, Inc.(a)(b)	7,471	85,842
Coherus Biosciences, Inc.(a)(b)	6,286	4,683
Compass Therapeutics, Inc.(a)	8,157	13,377
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	889	14,188
Crinetics Pharmaceuticals, Inc.(a)(b)	5,232	292,783
Cullinan Therapeutics, Inc.(a)(b)	4,093	63,646
Cytokinetics, Inc.(a)(b)	7,503	382,653
Day One Biopharmaceuticals, Inc.(a)	3,982	58,615
Denali Therapeutics, Inc.(a)(b)	8,773	227,747
Design Therapeutics, Inc.(a)	2,613	13,692
Dianthus Therapeutics, Inc.(a)(b)	1,902	52,990
Disc Medicine, Inc.(a)	1,366	61,224
Dynavax Technologies Corp.(a)	8,014	94,966
Dyne Therapeutics, Inc.(a)(b)	5,380	155,267
Editas Medicine, Inc.(a)	6,257	18,145
Enanta Pharmaceuticals, Inc.(a)	1,355	15,237
Entrada Therapeutics, Inc.(a)(b)	1,826	31,298
Erasca, Inc.(a)(b)	16,501	42,738
Exact Sciences Corp.(a)	12,015	828,194
Exelixis, Inc.(a)	18,803	624,260
Fate Therapeutics, Inc.(a)(b)	5,497	13,028
Foghorn Therapeutics, Inc.(a)	1,251	9,533
Generation Bio Co.(a)	2,726	5,943
Geron Corp.(a)(b)	34,343	141,150
Gilead Sciences, Inc.	81,920	7,276,134
GRAIL, Inc.(a)(b)	1,680	22,798
Halozyme Therapeutics, Inc.(a)	8,051	407,139
Heron Therapeutics, Inc.(a)(b)	5,088	8,853
HilleVax, Inc.(a)	1,399	2,532
Humacyte, Inc.(a)(b)	4,049	20,447
Ideaya Biosciences, Inc.(a)	6,581	185,255
IGM Biosciences, Inc.(a)(b)	534	9,153
ImmunityBio, Inc.(a)(b)	7,947	41,404
Immunome, Inc.(a)(b)	4,279	49,080
Immunovant, Inc.(a)	3,713	108,642
Incyte Corp.(a)	11,135	825,326
Inhibrx Biosciences, Inc.(a)	560	8,977
Inozyme Pharma, Inc.(a)	4,463	19,146
Insmed, Inc.(a)(b)	10,274	691,235
Intellia Therapeutics, Inc.(a)(b)	5,528	78,608
Ionis Pharmaceuticals, Inc.(a)(b)	10,690	410,389
Iovance Biotherapeutics, Inc.(a)(b)	18,001	187,930
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	34,772
iTeos Therapeutics, Inc.(a)	2,020	17,069
Janux Therapeutics, Inc.(a)(b)	2,065	111,489
KalVista Pharmaceuticals, Inc.(a)	2,567	26,363
Keros Therapeutics, Inc.(a)(b)	1,802	104,588
Kiniksa Pharmaceuticals International PLC(a)	1,991	44,977
Security	Shares	Value
Biotechnology (continued)
Kodiak Sciences, Inc.(a)	1,928	$ 7,326
Krystal Biotech, Inc.(a)(b)	1,586	273,633
Kura Oncology, Inc.(a)	4,970	83,098
Kymera Therapeutics, Inc.(a)(b)	2,658	122,720
Larimar Therapeutics, Inc.(a)	4,731	38,912
Lexicon Pharmaceuticals, Inc.(a)(b)	16,590	32,350
Lyell Immunopharma, Inc.(a)	11,179	10,735
MacroGenics, Inc.(a)	3,347	12,250
Madrigal Pharmaceuticals, Inc.(a)(b)	1,129	292,795
MannKind Corp.(a)(b)	15,218	107,591
MeiraGTx Holdings PLC(a)	2,029	11,241
Mersana Therapeutics, Inc.(a)	6,910	12,507
MiMedx Group, Inc.(a)	9,149	62,671
Mineralys Therapeutics, Inc.(a)	2,581	34,534
Mirum Pharmaceuticals, Inc.(a)(b)	2,999	115,342
Moderna, Inc.(a)(b)	21,267	1,156,074
Monte Rosa Therapeutics, Inc.(a)	998	8,483
Myriad Genetics, Inc.(a)	6,730	147,791
Natera, Inc.(a)	7,535	911,434
Neurocrine Biosciences, Inc.(a)	6,798	817,595
Neurogene, Inc.(a)(b)	1,070	47,091
Nkarta, Inc.(a)	2,544	7,836
Novavax, Inc.(a)(b)	8,300	79,763
Nurix Therapeutics, Inc.(a)(b)	4,671	114,813
Nuvalent, Inc., Class A(a)	2,102	186,006
Ocugen, Inc.(a)	28,207	25,697
Olema Pharmaceuticals, Inc.(a)(b)	2,267	26,139
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	18,310
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	34,490
Outlook Therapeutics, Inc.(a)(b)	504	2,903
Ovid therapeutics, Inc.(a)	7,396	8,357
PepGen, Inc.(a)	1,713	11,340
Perspective Therapeutics, Inc.(a)(b)	3,920	46,295
Poseida Therapeutics, Inc.(a)	10,709	25,380
Praxis Precision Medicines, Inc.(a)	1,385	96,936
Precigen, Inc.(a)(b)	5,740	4,524
Prime Medicine, Inc.(a)(b)	2,694	10,453
ProKidney Corp., Class A(a)(b)	3,973	6,357
Protagonist Therapeutics, Inc.(a)	4,290	196,654
Prothena Corp. PLC(a)(b)	2,491	42,347
PTC Therapeutics, Inc.(a)	4,623	184,550
RAPT Therapeutics, Inc.(a)(b)	2,050	4,346
Recursion Pharmaceuticals, Inc., Class A(a)(b)	14,367	90,799
Regeneron Pharmaceuticals, Inc.(a)	6,885	5,771,007
REGENXBIO, Inc.(a)	3,603	30,950
Relay Therapeutics, Inc.(a)	5,448	30,699
Replimune Group, Inc.(a)	3,154	37,091
REVOLUTION Medicines, Inc.(a)	9,922	530,827
Rhythm Pharmaceuticals, Inc.(a)	3,862	184,333
Rigel Pharmaceuticals, Inc.(a)	1,105	15,061
Rocket Pharmaceuticals, Inc.(a)	4,600	76,590
Roivant Sciences Ltd.(a)	28,265	326,461
Sage Therapeutics, Inc.(a)	3,162	19,225
Sana Biotechnology, Inc.(a)(b)	11,242	39,347
Sarepta Therapeutics, Inc.(a)	5,813	732,438
Savara, Inc.(a)	7,236	26,303
Scholar Rock Holding Corp.(a)	4,377	124,482
Soleno Therapeutics, Inc.(a)	1,690	93,051
SpringWorks Therapeutics, Inc.(a)(b)	4,138	124,678
Spyre Therapeutics, Inc.(a)	2,754	89,588
Stoke Therapeutics, Inc.(a)(b)	3,419	42,259
Summit Therapeutics, Inc.(a)	5,610	104,290
Sutro Biopharma, Inc.(a)	2,510	8,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Syndax Pharmaceuticals, Inc.(a)	4,959	$ 93,527
Tango Therapeutics, Inc.(a)(b)	1,668	9,066
Taysha Gene Therapies, Inc.(a)	14,523	24,544
Tenaya Therapeutics, Inc.(a)	1,213	2,329
TG Therapeutics, Inc.(a)(b)	8,484	212,609
Tourmaline Bio, Inc.	2,342	59,768
Travere Therapeutics, Inc.(a)	5,719	100,082
Twist Bioscience Corp.(a)(b)	3,793	153,085
Tyra Biosciences, Inc.(a)(b)	1,832	30,558
Ultragenyx Pharmaceutical, Inc.(a)	6,233	317,821
United Therapeutics Corp.(a)	2,878	1,076,286
UroGen Pharma Ltd.(a)	1,616	19,812
Vanda Pharmaceuticals, Inc.(a)	2,945	13,694
Vaxcyte, Inc.(a)(b)	7,798	829,317
Vera Therapeutics, Inc., Class A(a)	2,336	94,328
Veracyte, Inc.(a)	5,067	170,961
Vericel Corp.(a)	3,406	150,000
Vertex Pharmaceuticals, Inc.(a)	16,973	8,078,809
Verve Therapeutics, Inc.(a)(b)	3,190	18,279
Viking Therapeutics, Inc.(a)(b)	7,100	515,034
Vir Biotechnology, Inc.(a)	5,579	41,787
Viridian Therapeutics, Inc.(a)	4,821	103,989
Voyager Therapeutics, Inc.(a)	2,518	17,198
X4 Pharmaceuticals, Inc.(a)	13,369	6,687
Xencor, Inc.(a)	3,868	81,267
Y-mAbs Therapeutics, Inc.(a)	1,877	27,235
Zentalis Pharmaceuticals, Inc.(a)	3,109	8,488
Zymeworks, Inc.(a)	3,388	46,416
		84,614,048
Broadline Retail — 3.2%
Amazon.com, Inc.(a)	610,392	113,777,069
Coupang, Inc., Class A(a)	76,283	1,967,338
Dillard’s, Inc., Class A(b)	175	65,016
eBay, Inc.	33,068	1,901,741
Etsy, Inc.(a)	7,501	385,851
Kohl’s Corp.	6,902	127,549
Macy’s, Inc.	18,985	291,230
Nordstrom, Inc.	6,144	138,916
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,139	380,084
Savers Value Village, Inc.(a)(b)	1,377	14,087
		119,048,881
Building Products — 0.7%
A O Smith Corp.	7,902	593,440
AAON, Inc.	4,543	518,901
Advanced Drainage Systems, Inc.	4,719	707,284
Allegion PLC	5,855	817,534
American Woodmark Corp.(a)	1,233	111,845
Apogee Enterprises, Inc.	1,427	106,797
Armstrong World Industries, Inc.	3,001	418,790
AZEK Co., Inc., Class A(a)	10,158	446,952
AZZ, Inc.	2,218	168,967
Builders FirstSource, Inc.(a)	7,887	1,351,832
Carlisle Cos., Inc.	3,056	1,290,335
Carrier Global Corp.	54,942	3,995,382
CSW Industrials, Inc.	1,003	354,159
Fortune Brands Innovations, Inc.	8,362	696,806
Gibraltar Industries, Inc.(a)	1,865	125,869
Griffon Corp.	2,530	159,086
Hayward Holdings, Inc.(a)(b)	11,880	193,169
Insteel Industries, Inc.	1,232	33,227
Janus International Group, Inc.(a)	10,578	77,854
Security	Shares	Value
Building Products (continued)
JELD-WEN Holding, Inc.(a)	6,029	$ 85,371
Johnson Controls International PLC	44,042	3,327,373
Lennox International, Inc.	2,094	1,261,782
Masco Corp.	14,279	1,141,035
Masterbrand, Inc.(a)	8,295	148,978
Owens Corning	5,628	994,974
Quanex Building Products Corp.	4,271	124,115
Resideo Technologies, Inc.(a)	9,442	185,724
Simpson Manufacturing Co., Inc.	2,694	484,354
Tecnoglass, Inc.	1,729	118,488
Trane Technologies PLC	14,833	5,490,583
Trex Co., Inc.(a)	7,001	496,021
UFP Industries, Inc.	3,867	473,089
Zurn Elkay Water Solutions Corp.(b)	9,531	344,069
		26,844,185
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	1,913	370,931
AlTi Global, Inc., Class A(a)(b)	6,212	25,345
Ameriprise Financial, Inc.	6,396	3,263,879
Ares Management Corp., Class A	11,954	2,004,447
Artisan Partners Asset Management, Inc., Class A	3,613	159,333
B. Riley Financial, Inc.(b)	1,480	8,725
Bank of New York Mellon Corp.	48,496	3,654,659
BGC Group, Inc., Class A	22,373	209,635
Blackrock, Inc.	9,669	9,485,579
Blackstone, Inc., Class A	46,570	7,812,118
Blue Owl Capital, Inc., Class A	32,170	719,321
Brightsphere Investment Group, Inc.	1,883	49,692
Carlyle Group, Inc.	15,170	758,955
Cboe Global Markets, Inc.	6,878	1,468,934
Charles Schwab Corp.	97,692	6,919,524
CME Group, Inc., Class A	23,520	5,300,467
Cohen & Steers, Inc.	1,830	180,749
Coinbase Global, Inc., Class A(a)	12,937	2,318,957
Diamond Hill Investment Group, Inc., Class A	101	15,243
DigitalBridge Group, Inc., Class A	11,708	183,699
Donnelley Financial Solutions, Inc.(a)	1,458	85,060
Evercore, Inc., Class A	2,297	606,798
FactSet Research Systems, Inc.	2,514	1,141,507
Forge Global Holdings, Inc.(a)(b)	10,642	12,345
Franklin Resources, Inc.	18,450	383,207
GCM Grosvenor, Inc., Class A	2,165	24,984
Goldman Sachs Group, Inc.	20,679	10,707,379
Hamilton Lane, Inc., Class A	2,385	428,441
Houlihan Lokey, Inc., Class A	3,341	577,225
Interactive Brokers Group, Inc., Class A	6,987	1,066,076
Intercontinental Exchange, Inc.	37,249	5,806,002
Invesco Ltd.	23,471	406,987
Janus Henderson Group PLC	8,874	366,585
Jefferies Financial Group, Inc.	11,367	727,261
KKR & Co., Inc., Class A	44,082	6,093,896
Lazard, Inc.	6,791	359,855
LPL Financial Holdings, Inc.	4,876	1,375,910
MarketAxess Holdings, Inc.	2,383	689,688
Moelis & Co., Class A	4,116	273,302
Moody’s Corp.	10,406	4,724,740
Morgan Stanley	76,474	8,890,102
Morningstar, Inc.	1,816	595,739
MSCI, Inc., Class A	5,042	2,879,990
Nasdaq, Inc.	27,043	1,999,019
Northern Trust Corp.	13,212	1,328,070
Open Lending Corp.(a)(b)	5,715	32,004

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
P10, Inc., Class A	2,388	$ 26,387
Patria Investments Ltd., Class A	4,257	49,551
Perella Weinberg Partners, Class A	3,888	78,654
Piper Sandler Cos.	1,151	326,470
PJT Partners, Inc., Class A	1,869	259,716
Raymond James Financial, Inc.	12,475	1,849,045
Robinhood Markets, Inc., Class A(a)	44,069	1,035,181
S&P Global, Inc.	20,548	9,870,437
SEI Investments Co.	6,704	501,191
State Street Corp.	19,646	1,823,149
StepStone Group, Inc., Class A	4,241	255,011
Stifel Financial Corp.	6,663	690,420
StoneX Group, Inc.(a)	1,744	157,030
T Rowe Price Group, Inc.	14,433	1,585,609
TPG, Inc., Class A	5,625	380,700
Tradeweb Markets, Inc., Class A	7,699	977,773
Victory Capital Holdings, Inc., Class A	3,077	184,405
Virtu Financial, Inc., Class A	5,659	175,203
Virtus Investment Partners, Inc.	369	79,841
WisdomTree, Inc.	8,155	84,404
XP, Inc., Class A	26,257	458,447
		117,340,988
Chemicals — 1.4%
AdvanSix, Inc.	1,773	50,300
Air Products and Chemicals, Inc.	14,537	4,514,175
Albemarle Corp.	7,495	710,001
American Vanguard Corp.	1,202	6,286
Arcadium Lithium PLC(a)	76,584	412,788
Ashland, Inc.	3,556	300,731
Aspen Aerogels, Inc.(a)(b)	3,713	66,240
Avient Corp.	5,515	257,054
Axalta Coating Systems Ltd.(a)	14,722	558,258
Balchem Corp.	2,008	335,999
Cabot Corp.	3,476	374,817
Celanese Corp., Class A	7,270	915,802
CF Industries Holdings, Inc.	12,285	1,010,196
Chemours Co.	9,206	167,181
Corteva, Inc.	45,901	2,796,289
Dow, Inc.	46,483	2,295,331
DuPont de Nemours, Inc.	27,394	2,273,428
Eastman Chemical Co.	7,913	831,577
Ecolab, Inc.	16,408	4,031,938
Ecovyst, Inc.(a)(b)	8,228	54,798
Element Solutions, Inc.	14,301	387,557
FMC Corp.	8,136	528,759
Hawkins, Inc.	1,121	119,835
HB Fuller Co.	3,352	245,299
Huntsman Corp.	10,842	238,524
Ingevity Corp.(a)	2,428	101,466
Innospec, Inc.	1,590	171,370
International Flavors & Fragrances, Inc.	16,977	1,688,023
Intrepid Potash, Inc.(a)	1,114	27,950
Kronos Worldwide, Inc.	777	8,967
Linde PLC	31,539	14,386,515
LSB Industries, Inc.(a)	3,652	29,946
LyondellBasell Industries NV, Class A	16,998	1,476,276
Mativ Holdings, Inc.	4,082	63,067
Minerals Technologies, Inc.	2,032	152,989
Mosaic Co.	21,159	566,215
NewMarket Corp.	439	230,462
Olin Corp.	7,772	318,885
Security	Shares	Value
Chemicals (continued)
Orion SA	3,373	$ 50,561
Perimeter Solutions SA(a)(b)	8,957	118,949
PPG Industries, Inc.	15,315	1,906,871
PureCycle Technologies, Inc.(a)(b)	6,987	90,971
Quaker Chemical Corp.	858	130,056
Rayonier Advanced Materials, Inc.(a)	5,464	43,493
RPM International, Inc.	8,329	1,058,699
Scotts Miracle-Gro Co.	3,291	286,251
Sensient Technologies Corp.	2,722	205,457
Sherwin-Williams Co.	15,343	5,504,608
Stepan Co.	1,403	101,493
Tronox Holdings PLC	6,792	82,319
Westlake Corp.	2,070	273,116
		52,558,138
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	4,442	235,692
ACCO Brands Corp.	3,640	17,836
ACV Auctions, Inc., Class A(a)(b)	10,052	173,799
Aris Water Solution, Inc., Class A	1,316	21,714
BrightView Holdings, Inc.(a)	2,533	41,491
Brink’s Co.	2,944	302,614
Casella Waste Systems, Inc., Class A(a)(b)	3,457	338,371
CECO Environmental Corp.(a)(b)	2,391	56,906
Cimpress PLC(a)	1,338	92,335
Cintas Corp.	22,648	4,661,185
Clean Harbors, Inc.(a)	3,497	808,716
Copart, Inc.(a)	57,148	2,941,408
CoreCivic, Inc.(a)	8,030	110,894
Deluxe Corp.	2,249	42,191
Driven Brands Holdings, Inc.(a)(b)	3,595	53,386
Ennis, Inc.	1,476	30,051
Enviri Corp.(a)	4,861	37,235
GEO Group, Inc.(a)	8,758	132,946
Healthcare Services Group, Inc.(a)	5,673	62,233
HNI Corp.	3,184	156,908
Interface, Inc., Class A	3,303	57,703
Liquidity Services, Inc.(a)	1,769	38,175
Matthews International Corp., Class A	2,063	48,047
MillerKnoll, Inc.	5,129	114,684
Montrose Environmental Group, Inc.(a)(b)	1,946	51,316
MSA Safety, Inc.	2,318	384,672
OPENLANE, Inc.(a)	7,187	113,555
Pitney Bowes, Inc.	4,309	31,068
Quad/Graphics, Inc., Class A	1,629	10,344
RB Global, Inc.	12,085	1,024,083
Republic Services, Inc.	13,225	2,618,550
Rollins, Inc.	18,665	879,868
Steelcase, Inc., Class A	4,806	57,816
Stericycle, Inc.(a)	5,859	360,153
Tetra Tech, Inc.	17,070	834,382
UniFirst Corp.	954	171,539
Veralto Corp.	16,177	1,653,128
Vestis Corp.	9,458	127,872
Viad Corp.(a)	1,234	46,201
VSE Corp.(b)	1,409	144,592
Waste Management, Inc.	26,211	5,657,644
		24,743,303
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,274	32,040
Applied Optoelectronics, Inc.(a)(b)	3,875	60,527
Arista Networks, Inc.(a)	16,880	6,523,107
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Aviat Networks, Inc.(a)	336	$ 6,871
Calix, Inc.(a)	4,004	141,662
Ciena Corp.(a)	9,663	613,697
Cisco Systems, Inc.	265,840	14,560,057
Clearfield, Inc.(a)	817	29,355
CommScope Holding Co., Inc.(a)	13,802	92,887
Digi International, Inc.(a)	2,062	59,736
Extreme Networks, Inc.(a)	7,642	114,095
F5, Inc.(a)	3,823	894,123
Harmonic, Inc.(a)	6,424	71,242
Infinera Corp.(a)(b)	17,092	114,858
Juniper Networks, Inc.	21,514	836,895
Lumentum Holdings, Inc.(a)	4,472	285,627
Motorola Solutions, Inc.	10,749	4,830,063
NETGEAR, Inc.(a)	1,767	38,733
NetScout Systems, Inc.(a)	4,617	97,096
Ribbon Communications, Inc.(a)	4,557	16,223
Ubiquiti, Inc.	252	66,954
Viasat, Inc.(a)	7,239	69,494
Viavi Solutions, Inc.(a)	14,749	135,986
		29,691,328
Construction & Engineering — 0.3%
AECOM	8,985	959,598
Ameresco, Inc., Class A(a)	1,722	52,986
API Group Corp.(a)	15,635	533,779
Arcosa, Inc.	3,111	291,314
Argan, Inc.	963	127,155
Bowman Consulting Group Ltd.(a)(b)	812	16,484
Centuri Holdings, Inc.(a)	1,763	33,092
Comfort Systems USA, Inc.	2,263	884,924
Concrete Pumping Holdings, Inc.(a)	1,884	10,456
Construction Partners, Inc., Class A(a)	2,954	232,568
Dycom Industries, Inc.(a)	1,865	325,125
EMCOR Group, Inc.	3,033	1,352,930
Fluor Corp.(a)	11,338	592,751
Granite Construction, Inc.	2,789	234,415
Great Lakes Dredge & Dock Corp.(a)	4,898	55,984
IES Holdings, Inc.(a)	582	127,263
Limbach Holdings, Inc.(a)	850	64,574
MasTec, Inc.(a)	4,196	515,646
MDU Resources Group, Inc.	13,381	386,042
MYR Group, Inc.(a)	942	123,402
Northwest Pipe Co.(a)	487	21,861
Orion Group Holdings, Inc.(a)(b)	4,006	24,477
Primoris Services Corp.	3,653	228,751
Quanta Services, Inc.	9,536	2,876,344
Sterling Infrastructure, Inc.(a)	2,030	313,533
Tutor Perini Corp.(a)	2,730	70,762
Valmont Industries, Inc.	1,252	390,223
WillScot Holdings Corp.(a)(b)	12,097	400,895
		11,247,334
Construction Materials — 0.3%
CRH PLC	44,997	4,294,064
Eagle Materials, Inc.	2,174	620,590
Knife River Corp.(a)	3,754	365,339
Martin Marietta Materials, Inc.	4,025	2,384,168
Summit Materials, Inc., Class A(a)	7,815	370,509
U.S. Lime & Minerals, Inc.	570	64,285
Vulcan Materials Co.	8,741	2,394,422
		10,493,377
Security	Shares	Value
Consumer Finance — 0.6%
Ally Financial, Inc.	17,488	$ 612,954
American Express Co.	36,973	9,985,668
Atlanticus Holdings Corp.(a)	526	19,562
Bread Financial Holdings, Inc.	2,726	135,891
Capital One Financial Corp.	24,762	4,031,006
Consumer Portfolio Services, Inc.(a)	1,875	18,769
Credit Acceptance Corp.(a)(b)	371	157,675
Discover Financial Services	16,432	2,439,002
Encore Capital Group, Inc.(a)(b)	1,672	76,377
Enova International, Inc.(a)	1,795	156,003
FirstCash Holdings, Inc.	2,440	252,467
Green Dot Corp., Class A(a)	1,798	20,425
LendingClub Corp.(a)	7,657	108,576
LendingTree, Inc.(a)(b)	601	34,275
Moneylion, Inc., Class A(a)	626	26,899
Navient Corp.	6,130	87,230
Nelnet, Inc., Class A	903	101,768
NerdWallet, Inc., Class A(a)	2,065	30,335
OneMain Holdings, Inc.	7,353	365,224
PRA Group, Inc.(a)	2,429	48,969
PROG Holdings, Inc.	2,650	115,726
Regional Management Corp.	728	20,908
SLM Corp.	14,914	328,555
SoFi Technologies, Inc.(a)(b)	69,425	775,477
Synchrony Financial	26,136	1,441,139
Upstart Holdings, Inc.(a)(b)	5,429	264,284
World Acceptance Corp.(a)	213	24,303
		21,679,467
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	26,815	485,352
Andersons, Inc.	2,210	100,334
BJ’s Wholesale Club Holdings, Inc.(a)	8,711	738,083
Casey’s General Stores, Inc.	2,436	959,833
Chefs’ Warehouse, Inc.(a)	2,601	103,832
Costco Wholesale Corp.	29,088	25,428,148
Dollar General Corp.	14,387	1,151,535
Dollar Tree, Inc.(a)	13,595	878,781
Grocery Outlet Holding Corp.(a)	6,304	90,147
HF Foods Group, Inc.(a)	1,854	6,341
Ingles Markets, Inc., Class A	1,069	68,266
Kroger Co.	43,237	2,411,327
Maplebear, Inc.(a)(b)	10,978	484,130
Natural Grocers by Vitamin Cottage, Inc.	357	9,775
Performance Food Group Co.(a)	9,896	804,050
PriceSmart, Inc.	1,657	137,664
SpartanNash Co.	2,523	53,084
Sprouts Farmers Market, Inc.(a)	6,331	813,090
Sysco Corp.	33,235	2,490,963
Target Corp.	30,322	4,549,513
U.S. Foods Holding Corp.(a)	15,438	951,753
United Natural Foods, Inc.(a)	3,544	72,085
Village Super Market, Inc., Class A	1,208	34,476
Walgreens Boots Alliance, Inc.	48,366	457,542
Walmart, Inc.	284,360	23,303,302
Weis Markets, Inc.	1,178	74,084
		66,657,490
Containers & Packaging — 0.3%
Amcor PLC	95,578	1,063,783
AptarGroup, Inc.	4,527	760,129
Ardagh Metal Packaging SA	8,206	30,198
Avery Dennison Corp.	5,240	1,084,837
Ball Corp.	20,501	1,214,684

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Berry Global Group, Inc.	7,443	$ 524,359
Crown Holdings, Inc.	7,798	729,503
Graphic Packaging Holding Co.	19,612	554,235
Greif, Inc., Class A	1,857	115,951
Greif, Inc., Class B	150	10,040
International Paper Co.	22,666	1,258,870
Myers Industries, Inc.	2,006	23,631
O-I Glass, Inc.(a)	9,817	109,067
Packaging Corp. of America	5,793	1,326,249
Pactiv Evergreen, Inc.	2,722	30,867
Ranpak Holdings Corp.(a)	2,577	15,668
Sealed Air Corp.	9,053	327,538
Silgan Holdings, Inc.	5,781	299,109
Smurfit WestRock PLC	34,024	1,752,236
Sonoco Products Co.	6,383	335,235
TriMas Corp.	2,253	60,493
		11,626,682
Distributors — 0.1%
A-Mark Precious Metals, Inc.	876	34,033
Genuine Parts Co.	9,120	1,046,064
GigaCloud Technology, Inc., Class A(a)(b)	1,590	36,204
LKQ Corp.	18,029	663,287
Pool Corp.	2,489	900,122
Weyco Group, Inc.	929	31,270
		2,710,980
Diversified Consumer Services — 0.1%
ADT, Inc.	18,750	135,000
Adtalem Global Education, Inc.(a)	2,748	222,368
Bright Horizons Family Solutions, Inc.(a)	3,636	485,297
Carriage Services, Inc.	750	28,042
Chegg, Inc.(a)	7,981	12,770
Coursera, Inc.(a)	9,809	68,173
Duolingo, Inc., Class A(a)	2,468	723,050
European Wax Center, Inc., Class A(a)	2,320	16,681
Frontdoor, Inc.(a)	4,969	246,910
Graham Holdings Co., Class B	237	199,862
Grand Canyon Education, Inc.(a)	1,933	265,034
H&R Block, Inc.	9,281	554,354
Laureate Education, Inc., Class A	7,913	135,945
Lincoln Educational Services Corp.(a)	3,193	42,403
Mister Car Wash, Inc.(a)	4,380	32,894
Nerdy, Inc., Class A(a)	3,456	3,124
OneSpaWorld Holdings Ltd.	7,448	130,414
Perdoceo Education Corp.	4,729	105,693
Service Corp. International	9,500	775,675
Strategic Education, Inc.	1,286	111,831
Stride, Inc.(a)(b)	2,913	271,725
Udemy, Inc.(a)	6,592	51,681
Universal Technical Institute, Inc.(a)	3,497	58,190
		4,677,116
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	76,134
American Assets Trust, Inc.	2,957	79,691
Armada Hoffler Properties, Inc.	4,860	52,634
Broadstone Net Lease, Inc.	11,612	204,255
CTO Realty Growth, Inc.	1,428	27,632
Empire State Realty Trust, Inc., Class A	7,712	81,747
Essential Properties Realty Trust, Inc.	10,387	329,164
Gladstone Commercial Corp.	2,038	32,088
Global Net Lease, Inc.	11,666	90,878
Security	Shares	Value
Diversified REITs (continued)
One Liberty Properties, Inc.	1,518	$ 40,531
WP Carey, Inc.	14,113	786,376
		1,801,130
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	1,444	46,901
AST SpaceMobile, Inc., Class A(a)(b)	8,950	213,100
AT&T, Inc.	470,610	10,607,549
ATN International, Inc.	370	7,755
Bandwidth, Inc., Class A(a)(b)	1,171	22,835
Cogent Communications Holdings, Inc.	2,894	232,301
Consolidated Communications Holdings, Inc.(a)	4,659	21,594
ESC GCI Liberty, Inc. (c)	3,941	—
Frontier Communications Parent, Inc.(a)	16,413	586,437
Globalstar, Inc.(a)	47,986	50,385
IDT Corp., Class B	1,059	49,699
Iridium Communications, Inc.	7,701	225,870
Liberty Global Ltd., Class A(a)	8,798	174,288
Liberty Global Ltd., Class C(a)	12,002	247,481
Liberty Latin America Ltd., Class A(a)	4,385	42,929
Liberty Latin America Ltd., Class C(a)	7,372	71,361
Lumen Technologies, Inc.(a)	67,212	429,485
Shenandoah Telecommunications Co.	3,990	55,222
Verizon Communications, Inc.	276,629	11,654,380
		24,739,572
Electric Utilities — 1.5%
ALLETE, Inc.	3,794	242,475
Alliant Energy Corp.	17,605	1,056,300
American Electric Power Co., Inc.	34,362	3,393,248
Avangrid, Inc.	5,310	189,620
Constellation Energy Corp.	20,638	5,426,969
Duke Energy Corp.	50,293	5,797,274
Edison International	24,936	2,054,726
Entergy Corp.	13,803	2,136,428
Evergy, Inc.	15,012	907,325
Eversource Energy	23,637	1,556,497
Exelon Corp.	65,729	2,583,150
FirstEnergy Corp.	37,293	1,559,966
Genie Energy Ltd., Class B	1,945	30,575
Hawaiian Electric Industries, Inc.	7,119	73,112
IDACORP, Inc.	3,536	365,905
MGE Energy, Inc.	2,196	198,716
NextEra Energy, Inc.	135,133	10,709,290
NRG Energy, Inc.	13,528	1,222,931
OGE Energy Corp.	13,878	554,981
Otter Tail Corp.	2,546	199,912
PG&E Corp.	139,120	2,813,006
Pinnacle West Capital Corp.	7,500	658,575
Portland General Electric Co.	7,308	346,399
PPL Corp.	51,010	1,660,886
Southern Co.	71,423	6,501,636
TXNM Energy, Inc.	5,519	240,297
Xcel Energy, Inc.	36,266	2,422,932
		54,903,131
Electrical Equipment — 0.9%
Acuity Brands, Inc.	1,961	589,653
Allient, Inc.	976	16,875
American Superconductor Corp.(a)	2,381	58,382
AMETEK, Inc.	15,212	2,788,968
Array Technologies, Inc.(a)(b)	9,308	60,781
Atkore, Inc.	2,278	195,361
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Blink Charging Co.(a)(b)	2,352	$ 4,657
Bloom Energy Corp., Class A(a)(b)	12,009	115,286
ChargePoint Holdings, Inc., Class A(a)(b)	18,288	21,946
Eaton Corp. PLC	26,196	8,686,070
Emerson Electric Co.	37,557	4,066,296
Energy Vault Holdings, Inc.(a)	6,389	11,948
EnerSys	2,662	257,841
Enovix Corp.(a)(b)	9,039	81,396
Fluence Energy, Inc., Class A(a)(b)	3,874	84,260
FuelCell Energy, Inc.(a)(b)	31,425	10,810
GE Vernova, Inc.(a)	17,897	5,398,809
Generac Holdings, Inc.(a)	3,750	620,813
GrafTech International Ltd.(a)	9,922	16,867
Hubbell, Inc.	3,532	1,508,270
LSI Industries, Inc.	2,248	36,777
NEXTracker, Inc., Class A(a)	9,549	380,241
nVent Electric PLC	11,331	844,953
Plug Power, Inc.(a)(b)	45,938	90,039
Powell Industries, Inc.	657	167,522
Preformed Line Products Co.	83	10,209
Regal Rexnord Corp.	4,279	712,625
Rockwell Automation, Inc.	7,586	2,023,262
Sensata Technologies Holding PLC	9,360	321,422
SES AI Corp.(a)	9,902	4,687
Shoals Technologies Group, Inc., Class A(a)	10,860	58,753
Stem, Inc.(a)(b)	8,334	3,146
Sunrun, Inc.(a)	13,791	199,280
Thermon Group Holdings, Inc.(a)	2,167	56,797
TPI Composites, Inc.(a)(b)	2,227	7,583
Vertiv Holdings Co., Class A(b)	23,565	2,575,419
Vicor Corp.(a)	1,278	58,417
		32,146,421
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	6,195
Advanced Energy Industries, Inc.	2,357	255,805
Aeva Technologies, Inc.(a)(b)	981	3,610
Amphenol Corp., Class A	77,939	5,223,472
Arlo Technologies, Inc.(a)	6,948	70,592
Arrow Electronics, Inc.(a)	3,345	396,951
Avnet, Inc.	6,268	339,788
Badger Meter, Inc.	1,969	393,898
Bel Fuse, Inc., Class B	688	51,889
Belden, Inc.	2,491	283,650
Benchmark Electronics, Inc.	2,953	127,865
CDW Corp.	8,863	1,668,282
Climb Global Solutions, Inc.	377	38,601
Cognex Corp.	11,038	444,059
Coherent Corp.(a)	8,481	783,984
Corning, Inc.	50,525	2,404,485
Crane NXT Co.	3,098	168,128
CTS Corp.	1,973	97,644
Daktronics, Inc.(a)(b)	1,753	22,842
ePlus, Inc.(a)	1,893	168,382
Evolv Technologies Holdings, Inc., Class A(a)(b)	6,676	14,353
Fabrinet(a)	2,392	576,400
FARO Technologies, Inc.(a)	883	15,488
Insight Enterprises, Inc.(a)	1,886	329,899
IPG Photonics Corp.(a)	2,031	164,430
Iteris, Inc.(a)	5,012	36,036
Itron, Inc.(a)	3,200	357,632
Jabil, Inc.	7,294	897,818
Keysight Technologies, Inc.(a)	11,468	1,708,847
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kimball Electronics, Inc.(a)	2,170	$ 38,604
Knowles Corp.(a)	5,726	99,174
Lightwave Logic, Inc.(a)(b)	7,025	22,129
Littelfuse, Inc.	1,543	377,464
Methode Electronics, Inc.	2,506	21,852
MicroVision, Inc.(a)(b)	9,988	10,088
Mirion Technologies, Inc., Class A(a)	13,907	205,824
Napco Security Technologies, Inc.	2,262	87,042
nLight, Inc.(a)	2,689	33,559
Novanta, Inc.(a)(b)	2,219	377,763
OSI Systems, Inc.(a)	1,125	148,736
Ouster, Inc., Class A(a)(b)	3,812	25,274
PAR Technology Corp.(a)(b)	3,037	179,153
PC Connection, Inc.	993	63,204
Plexus Corp.(a)	1,781	256,642
Powerfleet, Inc.(a)(b)	7,944	39,958
Rogers Corp.(a)	1,634	163,858
Sanmina Corp.(a)	3,539	248,084
ScanSource, Inc.(a)(b)	1,707	72,394
SmartRent, Inc., Class A(a)	7,900	13,351
TD SYNNEX Corp.	5,048	582,287
Teledyne Technologies, Inc.(a)	3,129	1,424,696
Trimble, Inc.(a)	16,321	987,421
TTM Technologies, Inc.(a)	7,528	168,928
Vishay Intertechnology, Inc.	7,799	132,271
Vishay Precision Group, Inc.(a)	804	18,661
Vontier Corp.	10,086	373,989
Zebra Technologies Corp., Class A(a)	3,430	1,310,157
		24,533,588
Energy Equipment & Services — 0.4%
Archrock, Inc.	10,504	210,290
Atlas Energy Solutions, Inc.	5,027	98,378
Baker Hughes Co., Class A	65,751	2,503,798
Borr Drilling Ltd.(b)	13,940	58,409
Bristow Group, Inc.(a)	1,094	36,288
Cactus, Inc., Class A	4,818	285,659
ChampionX Corp.	12,007	338,837
Core Laboratories, Inc.	3,218	60,820
DMC Global, Inc.(a)	948	9,565
Expro Group Holdings NV(a)	5,586	71,221
Forum Energy Technologies, Inc.(a)	1,122	15,686
Halliburton Co.	58,294	1,617,076
Helix Energy Solutions Group, Inc.(a)	9,071	83,907
Helmerich & Payne, Inc.	6,046	203,146
Innovex International, Inc.(a)(b)	2,080	29,515
Kodiak Gas Services, Inc.	1,599	50,976
Liberty Energy, Inc., Class A	11,212	191,389
Nabors Industries Ltd.(a)	626	46,581
Newpark Resources, Inc.(a)	2,693	17,935
Noble Corp. PLC	8,883	284,078
NOV, Inc.	25,361	393,349
Oceaneering International, Inc.(a)	6,547	159,747
Oil States International, Inc.(a)	1,169	5,529
Patterson-UTI Energy, Inc.	24,743	189,779
ProFrac Holding Corp., Class A(a)(b)	1,185	7,057
ProPetro Holding Corp.(a)(b)	6,951	48,031
Ranger Energy Services, Inc., Class A	2,773	35,994
RPC, Inc.	4,947	28,099
Schlumberger NV	93,554	3,748,709
SEACOR Marine Holdings, Inc.(a)(b)	1,945	13,226
Seadrill Ltd.(a)	4,582	180,302
Select Water Solutions, Inc., Class A	4,294	45,516

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Solaris Energy Infrastructure Inc, Class A	2,770	$ 36,398
TechnipFMC PLC	29,217	779,802
TETRA Technologies, Inc.(a)	6,116	20,489
Tidewater, Inc.(a)(b)	3,185	191,323
Transocean Ltd.(a)(b)	45,925	199,314
Valaris Ltd.(a)	4,247	214,898
Weatherford International PLC	4,568	360,872
		12,871,988
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(a)	22,790	100,048
Atlanta Braves Holdings, Inc., Class A(a)	602	25,320
Atlanta Braves Holdings, Inc., Class C(a)(b)	4,373	172,777
Cinemark Holdings, Inc.(a)	6,744	200,634
Electronic Arts, Inc.	17,437	2,630,371
Eventbrite, Inc., Class A(a)	4,028	12,890
IMAX Corp.(a)	2,341	56,886
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,183	1,052,531
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	135,117
Liberty Media Corp.-Liberty Live, Class A(a)(b)	1,172	66,499
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	172,921
Lions Gate Entertainment Corp., Class A(a)(b)	4,516	35,676
Lions Gate Entertainment Corp., Class B(a)	5,862	41,327
Live Nation Entertainment, Inc.(a)	10,596	1,241,215
Madison Square Garden Entertainment Corp.(a)	2,969	123,837
Madison Square Garden Sports Corp., Class A(a)	1,153	256,773
Marcus Corp.	914	17,247
Netflix, Inc.(a)	28,113	21,254,271
Playstudios, Inc., Class A(a)	4,630	6,158
Playtika Holding Corp.	2,080	16,286
ROBLOX Corp., Class A(a)(b)	33,940	1,755,377
Roku, Inc., Class A(a)	8,558	548,397
Sphere Entertainment Co., Class A(a)	1,765	73,795
Spotify Technology SA(a)	9,678	3,726,998
Take-Two Interactive Software, Inc.(a)(b)	11,390	1,841,991
TKO Group Holdings, Inc., Class A(a)	5,288	617,480
Vivid Seats, Inc., Class A(a)(b)	2,759	11,229
Walt Disney Co.	120,858	11,626,540
Warner Bros Discovery, Inc., Class A(a)	162,924	1,324,572
		49,145,163
Financial Services — 4.1%
Affirm Holdings, Inc., Class A(a)(b)	15,391	674,895
Alerus Financial Corp.	1,174	23,750
Apollo Global Management, Inc.	34,293	4,912,815
AvidXchange Holdings, Inc.(a)	13,908	114,602
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	49,202
Berkshire Hathaway, Inc., Class B(a)	120,084	54,148,277
Block, Inc., Class A(a)	36,665	2,651,613
Burford Capital Ltd.	12,571	169,708
Cannae Holdings, Inc.	5,113	101,493
Cantaloupe, Inc.(a)	2,911	25,791
Cass Information Systems, Inc.	1,157	47,853
Compass Diversified Holdings	4,320	93,744
Corpay, Inc.(a)	4,541	1,497,258
Enact Holdings, Inc.	1,946	66,339
Equitable Holdings, Inc.	20,824	944,160
Essent Group Ltd.	7,255	435,373
Euronet Worldwide, Inc.(a)	2,667	262,619
EVERTEC, Inc.	4,185	137,101
Federal Agricultural Mortgage Corp., Class C	582	106,663
Fidelity National Information Services, Inc.	36,887	3,309,870
Security	Shares	Value
Financial Services (continued)
Fiserv, Inc.(a)	37,568	$ 7,434,707
Flywire Corp.(a)	8,552	148,976
Global Payments, Inc.	16,739	1,736,002
HA Sustainable Infrastructure Capital, Inc.	7,807	273,167
I3 Verticals, Inc., Class A(a)	1,114	25,611
International Money Express, Inc.(a)	2,474	43,518
Jack Henry & Associates, Inc.	4,774	868,534
Jackson Financial, Inc., Class A	5,009	500,650
Marqeta, Inc., Class A(a)	29,185	165,187
Mastercard, Inc., Class A	54,230	27,092,766
Merchants Bancorp	1,371	50,645
MGIC Investment Corp.	17,441	436,723
Mr. Cooper Group, Inc.(a)	4,283	379,260
NCR Atleos Corp.(a)	6,071	158,939
NewtekOne, Inc.	1,733	22,668
NMI Holdings, Inc., Class A(a)	6,695	258,963
Onity Group, Inc.(a)	1,190	35,367
Pagseguro Digital Ltd., Class A(a)(b)	12,586	101,191
Payoneer Global, Inc.(a)	16,041	138,273
PayPal Holdings, Inc.(a)	67,284	5,335,621
Paysafe Ltd.(a)	1,495	31,754
Paysign, Inc.(a)	967	3,491
PennyMac Financial Services, Inc., Class A	1,806	180,022
Radian Group, Inc.	9,590	334,787
Remitly Global, Inc.(a)	9,674	173,938
Repay Holdings Corp., Class A(a)(b)	5,002	39,791
Rocket Cos., Inc., Class A(a)(b)	8,299	133,614
Sezzle, Inc.(a)	240	51,518
Shift4 Payments, Inc., Class A(a)(b)	3,796	343,310
StoneCo Ltd., Class A(a)	18,850	209,235
Toast, Inc., Class A(a)	29,723	892,582
UWM Holdings Corp., Class A	6,038	38,885
Visa, Inc., Class A	103,373	29,962,664
Voya Financial, Inc.	6,432	516,490
Walker & Dunlop, Inc.	2,912	318,485
Western Union Co.	18,854	202,869
WEX, Inc.(a)	2,798	482,935
		148,896,264
Food Products — 0.7%
Archer-Daniels-Midland Co.	31,404	1,733,815
B&G Foods, Inc.	4,306	36,687
Beyond Meat, Inc.(a)(b)	4,136	25,188
BRC, Inc.(a)(b)	2,764	8,651
Bunge Global SA	9,075	762,481
Calavo Growers, Inc.	1,112	29,557
Cal-Maine Foods, Inc.	2,884	253,158
Campbell Soup Co.	12,252	571,556
Conagra Brands, Inc.	31,757	919,048
Darling Ingredients, Inc.(a)	10,957	428,528
Dole PLC	5,443	87,904
Flowers Foods, Inc.	12,222	271,695
Fresh Del Monte Produce, Inc.	2,317	74,399
Freshpet, Inc.(a)	3,000	397,620
General Mills, Inc.	36,410	2,476,608
Hain Celestial Group, Inc.(a)	6,528	56,989
Hershey Co.	9,607	1,706,011
Hormel Foods Corp.	18,748	572,751
Ingredion, Inc.	4,306	571,665
J & J Snack Foods Corp.	1,261	206,955
J.M. Smucker Co.	6,891	782,197
John B Sanfilippo & Son, Inc.	672	55,447
Kellanova	17,252	1,391,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co.	57,961	$ 1,939,375
Lamb Weston Holdings, Inc.	9,510	738,832
Lancaster Colony Corp.	1,185	205,716
Limoneira Co.	1,461	37,460
McCormick & Co., Inc.	16,698	1,306,451
Mission Produce, Inc.(a)	1,882	22,208
Mondelez International, Inc., Class A	87,637	6,001,382
Pilgrim’s Pride Corp.(a)(b)	2,884	139,701
Post Holdings, Inc.(a)	3,237	353,513
Seaboard Corp.	12	33,192
Seneca Foods Corp., Class A(a)(b)	161	9,955
Simply Good Foods Co.(a)(b)	5,858	197,180
SunOpta, Inc.(a)(b)	6,076	39,767
TreeHouse Foods, Inc.(a)	3,444	125,293
Tyson Foods, Inc., Class A	18,323	1,073,545
Utz Brands, Inc., Class A	4,872	83,896
Vital Farms, Inc.(a)(b)	2,416	83,787
Westrock Coffee Co.(a)	2,383	15,823
WK Kellogg Co.	4,044	67,252
		25,894,612
Gas Utilities — 0.1%
Atmos Energy Corp.	9,691	1,344,917
Brookfield Infrastructure Corp., Class A	8,025	329,667
Chesapeake Utilities Corp.	1,503	180,044
National Fuel Gas Co.	6,236	377,465
New Jersey Resources Corp.	6,393	293,375
Northwest Natural Holding Co.	2,475	96,253
ONE Gas, Inc.	3,452	246,024
Southwest Gas Holdings, Inc.	3,763	275,640
Spire, Inc.	4,264	272,299
UGI Corp.	14,920	356,737
		3,772,421
Ground Transportation — 1.0%
ArcBest Corp.	1,534	159,812
Avis Budget Group, Inc.	1,011	83,913
Covenant Logistics Group, Inc., Class A	878	44,427
CSX Corp.	128,700	4,329,468
FTAI Infrastructure, Inc.	7,753	62,567
Heartland Express, Inc.	3,436	37,126
Hertz Global Holdings, Inc.(a)(b)	8,951	24,884
JB Hunt Transport Services, Inc.	5,443	983,115
Knight-Swift Transportation Holdings, Inc.	10,545	549,183
Landstar System, Inc.	2,293	403,041
Lyft, Inc., Class A(a)	23,260	301,682
Marten Transport Ltd.	4,841	74,939
Norfolk Southern Corp.	14,835	3,715,129
Old Dominion Freight Line, Inc.	12,859	2,588,774
PAM Transportation Services, Inc.(a)	886	13,715
RXO, Inc.(a)(b)	9,423	265,634
Ryder System, Inc.	2,907	425,236
Saia, Inc.(a)(b)	1,765	862,397
Schneider National, Inc., Class B	3,106	87,838
Uber Technologies, Inc.(a)	131,871	9,501,305
U-Haul Holding Co., Series N	6,558	447,649
Union Pacific Corp.	40,085	9,302,526
Universal Logistics Holdings, Inc.	345	14,504
Werner Enterprises, Inc.	3,887	143,391
XPO, Inc.(a)	7,546	984,979
		35,407,234
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	113,463	12,863,300
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Accuray, Inc.(a)	6,907	$ 11,949
Align Technology, Inc.(a)	4,942	1,013,258
Alphatec Holdings, Inc.(a)	5,618	44,101
AngioDynamics, Inc.(a)	2,055	13,748
Artivion, Inc.(a)	2,287	60,217
AtriCure, Inc.(a)(b)	3,211	106,541
Avanos Medical, Inc.(a)	2,746	51,295
Axogen, Inc.(a)	2,915	40,810
Axonics, Inc.(a)	3,600	253,080
Baxter International, Inc.	33,529	1,196,985
Becton Dickinson & Co.	18,879	4,409,946
Bioventus, Inc., Class A(a)	3,134	42,528
Boston Scientific Corp.(a)	95,999	8,065,836
Cerus Corp.(a)	10,433	16,380
CONMED Corp.	1,948	132,932
Cooper Cos., Inc.(a)	12,909	1,351,314
CVRx, Inc.(a)	1,241	16,282
DENTSPLY SIRONA, Inc.	13,255	307,118
Dexcom, Inc.(a)	26,492	1,867,156
Edwards Lifesciences Corp.(a)	39,182	2,625,586
Embecta Corp.	3,199	45,042
Enovis Corp.(a)(b)	3,332	137,512
Envista Holdings Corp.(a)	10,236	214,649
GE HealthCare Technologies, Inc.(a)	28,909	2,525,201
Glaukos Corp.(a)	3,038	401,775
Globus Medical, Inc., Class A(a)	7,128	524,193
Haemonetics Corp.(a)(b)	3,309	235,468
Hologic, Inc.(a)	15,031	1,215,557
ICU Medical, Inc.(a)	1,458	248,924
IDEXX Laboratories, Inc.(a)	5,408	2,200,623
Inari Medical, Inc.(a)	3,207	155,219
Inmode Ltd.(a)(b)	4,808	82,121
Inogen, Inc.(a)	1,013	8,843
Inspire Medical Systems, Inc.(a)(b)	1,997	389,495
Insulet Corp.(a)	4,631	1,072,215
Integer Holdings Corp.(a)(b)	2,278	283,042
Integra LifeSciences Holdings Corp.(a)	4,179	78,398
Intuitive Surgical, Inc.(a)	23,157	11,667,423
iRadimed Corp.	665	32,765
iRhythm Technologies, Inc.(a)	1,872	135,608
Lantheus Holdings, Inc.(a)	4,540	498,674
LeMaitre Vascular, Inc.	1,369	121,006
LivaNova PLC(a)	3,277	169,159
Masimo Corp.(a)	2,954	425,406
Medtronic PLC	84,136	7,509,138
Merit Medical Systems, Inc.(a)	3,518	347,086
Neogen Corp.(a)	15,391	219,783
Nevro Corp.(a)	2,489	13,714
Novocure Ltd.(a)	6,754	102,526
Omnicell, Inc.(a)(b)	2,769	134,684
OraSure Technologies, Inc.(a)	4,522	18,382
Orthofix Medical, Inc.(a)	3,934	63,691
OrthoPediatrics Corp.(a)(b)	1,412	37,460
Paragon 28, Inc.(a)	2,936	15,561
Penumbra, Inc.(a)	2,353	538,531
PROCEPT BioRobotics Corp.(a)	2,950	265,500
Pulmonx Corp.(a)	2,572	16,075
Pulse Biosciences, Inc.(a)(b)	1,753	30,555
QuidelOrtho Corp.(a)	3,388	128,913
ResMed, Inc.	9,525	2,309,527
RxSight, Inc.(a)	2,600	131,716
Semler Scientific, Inc.(a)(b)	657	19,303
SI-BONE, Inc.(a)	2,624	36,211

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Solventum Corp.(a)	8,873	$ 644,002
STAAR Surgical Co.(a)	3,016	87,434
STERIS PLC	6,505	1,443,134
Stryker Corp.	23,767	8,467,707
Surmodics, Inc.(a)	823	30,879
Tactile Systems Technology, Inc.(a)	1,111	16,121
Tandem Diabetes Care, Inc.(a)(b)	4,223	132,476
Teleflex, Inc.	3,181	639,572
TransMedics Group, Inc.(a)(b)	2,113	173,203
Treace Medical Concepts, Inc.(a)	3,386	15,779
UFP Technologies, Inc.(a)(b)	514	137,238
Utah Medical Products, Inc.	90	5,704
Varex Imaging Corp.(a)	2,011	26,404
Zimmer Biomet Holdings, Inc.	13,422	1,435,080
Zimvie, Inc.(a)	1,169	16,091
Zynex, Inc.(a)(b)	2,679	23,120
		82,590,980
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	5,801	247,645
Accolade, Inc.(a)	4,551	14,427
AdaptHealth Corp.(a)	6,768	69,643
Addus HomeCare Corp.(a)	1,408	175,183
agilon health, Inc.(a)	17,802	45,395
Alignment Healthcare, Inc.(a)	5,964	73,954
Amedisys, Inc.(a)	1,965	185,889
AMN Healthcare Services, Inc.(a)	2,547	96,633
Astrana Health, Inc.(a)	2,670	143,593
Aveanna Healthcare Holdings, Inc.(a)(b)	1,972	9,170
BrightSpring Health Services, Inc.(a)(b)	3,408	51,018
Brookdale Senior Living, Inc.(a)	14,257	89,391
Cardinal Health, Inc.	16,049	1,741,637
Castle Biosciences, Inc.(a)	1,921	66,601
Cencora, Inc.	10,756	2,453,228
Centene Corp.(a)	34,784	2,165,652
Chemed Corp.	988	533,757
Cigna Group	18,303	5,761,967
Community Health Systems, Inc.(a)	5,422	21,959
Concentra Group Holdings Parent, Inc.(a)	2,603	52,763
CorVel Corp.(a)	587	174,820
Cross Country Healthcare, Inc.(a)	2,722	31,058
CVS Health Corp.	83,060	4,689,568
DaVita, Inc.(a)	3,347	467,944
DocGo, Inc.(a)	4,887	17,153
Elevance Health, Inc.	15,229	6,179,319
Encompass Health Corp.	6,434	639,926
Enhabit, Inc.(a)(b)	3,056	21,056
Ensign Group, Inc.	3,610	559,514
Fulgent Genetics, Inc.(a)	1,533	32,883
GeneDx Holdings Corp., Class A(a)(b)	1,221	99,744
Guardant Health, Inc.(a)	7,188	157,273
HCA Healthcare, Inc.	12,381	4,441,560
HealthEquity, Inc.(a)	5,638	480,640
Henry Schein, Inc.(a)	8,490	596,253
Hims & Hers Health, Inc., Class A(a)	11,960	225,207
Humana, Inc.	7,949	2,049,491
Innovage Holding Corp.(a)	978	5,672
Joint Corp.(a)(b)	820	9,061
Labcorp Holdings, Inc.	5,577	1,273,062
LifeStance Health Group, Inc.(a)(b)	6,871	46,104
McKesson Corp.	8,485	4,247,506
ModivCare, Inc.(a)(b)	878	14,197
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	3,812	$ 1,224,491
Nano-X Imaging Ltd.(a)(b)	2,926	16,590
National HealthCare Corp.	790	91,664
National Research Corp., Class A	1,109	20,106
NeoGenomics, Inc.(a)	8,616	117,091
OPKO Health, Inc.(a)(b)	22,404	33,830
Option Care Health, Inc.(a)	12,250	282,240
Owens & Minor, Inc.(a)	5,500	69,905
PACS Group, Inc.(a)	2,598	110,883
Patterson Cos., Inc.	5,305	111,458
Pediatrix Medical Group, Inc.(a)	5,332	65,690
Pennant Group, Inc.(a)	2,548	81,460
Performant Financial Corp.(a)	1,105	4,298
Premier, Inc., Class A	7,029	141,634
Privia Health Group, Inc.(a)	7,692	141,225
Progyny, Inc.(a)(b)	5,002	75,280
Quest Diagnostics, Inc.	7,278	1,126,853
R1 RCM, Inc.(a)	9,585	136,682
RadNet, Inc.(a)	4,160	270,566
Select Medical Holdings Corp.	7,600	243,808
Surgery Partners, Inc.(a)(b)	5,815	167,472
Tenet Healthcare Corp.(a)	6,196	960,504
U.S. Physical Therapy, Inc.	849	68,073
UnitedHealth Group, Inc.	60,466	34,133,057
Universal Health Services, Inc., Class B	3,738	763,711
		80,917,087
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	11,449	1,277,136
American Healthcare REIT, Inc.	6,046	160,824
CareTrust REIT, Inc.	10,090	329,640
Community Healthcare Trust, Inc.	1,398	26,227
Diversified Healthcare Trust	14,315	51,105
Global Medical REIT, Inc.	3,155	28,679
Healthcare Realty Trust, Inc.	26,533	455,837
Healthpeak Properties, Inc.	47,098	1,057,350
LTC Properties, Inc.	2,807	107,227
Medical Properties Trust, Inc.	37,105	171,796
National Health Investors, Inc.	2,865	219,602
Omega Healthcare Investors, Inc.	15,839	672,682
Sabra Health Care REIT, Inc.	15,036	291,698
Universal Health Realty Income Trust	517	20,453
Ventas, Inc.	26,445	1,731,883
Welltower, Inc.	39,338	5,305,909
		11,908,048
Health Care Technology — 0.1%
Certara, Inc.(a)	7,090	72,318
Definitive Healthcare Corp., Class A(a)	2,101	8,719
Doximity, Inc., Class A(a)	8,044	335,757
Evolent Health, Inc., Class A(a)(b)	7,059	164,828
Health Catalyst, Inc.(a)	2,795	21,717
HealthStream, Inc.	1,619	47,331
OptimizeRx Corp.(a)	814	4,249
Phreesia, Inc.(a)	3,516	64,308
Schrodinger, Inc./United States(a)(b)	3,581	63,008
Simulations Plus, Inc.	1,116	30,377
Teladoc Health, Inc.(a)	10,028	90,252
Veeva Systems, Inc., Class A(a)	9,699	2,025,442
Waystar Holding Corp.(a)	3,069	87,559
		3,015,865
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	25,124	371,081
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Braemar Hotels & Resorts, Inc.	3,646	$ 10,428
Chatham Lodging Trust	2,016	15,926
DiamondRock Hospitality Co.	11,505	98,598
Host Hotels & Resorts, Inc.	45,004	775,869
Park Hotels & Resorts, Inc.	14,578	202,488
Pebblebrook Hotel Trust	7,963	95,397
RLJ Lodging Trust	11,744	103,934
Ryman Hospitality Properties, Inc.	4,030	431,412
Service Properties Trust	8,692	27,814
Summit Hotel Properties, Inc.	5,580	34,150
Sunstone Hotel Investors, Inc.	14,339	144,681
Xenia Hotels & Resorts, Inc.	7,531	106,714
		2,418,492
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc., Class A(a)	4,065	44,878
Airbnb, Inc., Class A(a)	28,686	3,866,586
Aramark	17,256	652,794
Bally’s Corp.(a)(b)	3,342	58,318
Biglari Holdings, Inc., Class B(a)	32	5,450
BJ’s Restaurants, Inc.(a)	1,084	40,206
Bloomin’ Brands, Inc.	5,912	98,080
Booking Holdings, Inc.	2,233	10,442,066
Boyd Gaming Corp.	4,554	315,547
Brinker International, Inc.(a)	2,824	290,053
Caesars Entertainment, Inc.(a)(b)	14,584	584,089
Carnival Corp.(a)	65,764	1,446,808
Cava Group, Inc.(a)(b)	5,069	677,016
Cheesecake Factory, Inc.	3,485	161,077
Chipotle Mexican Grill, Inc.(a)	89,358	4,983,496
Choice Hotels International, Inc.(b)	1,823	254,327
Churchill Downs, Inc.	4,570	640,257
Cracker Barrel Old Country Store, Inc.	1,446	68,786
Darden Restaurants, Inc.	7,860	1,257,757
Dave & Buster’s Entertainment, Inc.(a)	2,569	94,873
Denny’s Corp.(a)(b)	3,384	21,691
Despegar.com Corp.(a)	4,656	67,233
Dine Brands Global, Inc.	887	27,000
Domino’s Pizza, Inc.	2,252	931,720
DoorDash, Inc., Class A(a)	22,762	3,566,805
DraftKings, Inc., Class A(a)	29,675	1,048,121
Dutch Bros, Inc., Class A(a)(b)	7,324	242,571
El Pollo Loco Holdings, Inc.(a)	399	4,876
Everi Holdings, Inc.(a)	5,012	66,810
Expedia Group, Inc.(a)(b)	8,342	1,303,938
First Watch Restaurant Group, Inc.(a)(b)	1,553	26,393
Full House Resorts, Inc.(a)	2,239	11,397
Global Business Travel Group I, Class A(a)(b)	4,930	37,616
Golden Entertainment, Inc.	1,082	31,784
Hilton Grand Vacations, Inc.(a)	4,987	183,921
Hilton Worldwide Holdings, Inc.	16,017	3,761,592
Hyatt Hotels Corp., Class A	2,723	396,060
Inspired Entertainment, Inc.(a)(b)	902	8,605
International Game Technology PLC	7,143	145,146
Jack in the Box, Inc.	1,529	75,303
Krispy Kreme, Inc.	6,214	70,653
Kura Sushi USA, Inc., Class A(a)	372	37,133
Las Vegas Sands Corp.	23,500	1,218,475
Life Time Group Holdings, Inc.(a)	4,048	90,189
Light & Wonder, Inc., Class A(a)	6,045	566,900
Lindblad Expeditions Holdings, Inc.(a)	2,077	19,628
Marriott International, Inc., Class A	14,996	3,899,260
Marriott Vacations Worldwide Corp.	2,247	173,086
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	47,174	$ 13,779,997
MGM Resorts International(a)	15,380	567,061
Monarch Casino & Resort, Inc.	999	78,431
Mondee Holdings, Inc., Class A(a)(b)	3,139	3,987
Norwegian Cruise Line Holdings Ltd.(a)	28,401	719,681
ONE Group Hospitality, Inc.(a)(b)	2,463	8,423
Papa John’s International, Inc.	2,240	117,354
Penn Entertainment, Inc.(a)	9,126	180,239
Planet Fitness, Inc., Class A(a)	5,744	451,019
PlayAGS, Inc.(a)	3,708	43,124
Portillo’s, Inc., Class A(a)(b)	3,505	45,320
Potbelly Corp.(a)	3,051	22,516
RCI Hospitality Holdings, Inc.	626	27,181
Red Rock Resorts, Inc., Class A	3,220	165,701
Royal Caribbean Cruises Ltd.	15,594	3,217,822
Rush Street Interactive, Inc., Class A(a)	6,170	66,759
Sabre Corp.(a)	21,234	67,949
Shake Shack, Inc., Class A(a)	2,297	279,476
Six Flags Entertainment Corp.	6,268	247,022
Starbucks Corp.	74,465	7,275,230
Super Group SGHC Ltd.	8,184	33,554
Sweetgreen, Inc., Class A(a)(b)	6,926	250,029
Target Hospitality Corp.(a)	2,076	15,487
Texas Roadhouse, Inc.	4,431	846,853
Travel & Leisure Co.	4,909	234,699
United Parks & Resorts, Inc.(a)	2,683	141,206
Vail Resorts, Inc.	2,402	397,987
Wendy’s Co.	10,460	199,891
Wingstop, Inc.	1,965	565,311
Wyndham Hotels & Resorts, Inc.	5,246	463,327
Wynn Resorts Ltd.	6,579	631,716
Xponential Fitness, Inc., Class A(a)	1,307	16,011
Yum! Brands, Inc.	18,208	2,388,161
		77,564,894
Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	2,424	74,562
Cavco Industries, Inc.(a)	512	209,815
Century Communities, Inc.	1,627	144,250
Champion Homes, Inc.(a)	3,500	308,805
Cricut, Inc., Class A	2,865	18,852
D.R. Horton, Inc.	19,543	3,302,767
Dream Finders Homes, Inc., Class A(a)	1,622	48,417
Ethan Allen Interiors, Inc.	1,903	52,656
Garmin Ltd.	10,184	2,019,996
GoPro, Inc., Class A(a)	8,298	11,202
Green Brick Partners, Inc.(a)	1,939	133,810
Helen of Troy Ltd.(a)	1,416	90,128
Hovnanian Enterprises, Inc., Class A(a)	259	45,594
Installed Building Products, Inc.	1,495	324,265
iRobot Corp.(a)(b)	1,749	15,269
KB Home	4,241	332,918
La-Z-Boy, Inc.	2,410	91,701
Legacy Housing Corp.(a)(b)	148	3,670
Leggett & Platt, Inc.	8,651	103,812
Lennar Corp., Class A	15,909	2,709,303
Lennar Corp., Class B	827	132,585
LGI Homes, Inc.(a)	1,213	123,192
Lovesac Co.(a)(b)	653	19,041
M/I Homes, Inc.(a)	1,640	248,608
Meritage Homes Corp.	2,304	417,485
Mohawk Industries, Inc.(a)	3,384	454,370
Newell Brands, Inc.	29,617	260,630

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
NVR, Inc.(a)	190	$ 1,739,034
PulteGroup, Inc.	13,575	1,758,370
Purple Innovation, Inc.(a)	3,669	3,276
SharkNinja, Inc.	4,265	393,276
Sonos, Inc.(a)	7,986	100,065
Taylor Morrison Home Corp., Class A(a)	6,652	455,662
Tempur Sealy International, Inc.	10,610	508,325
Toll Brothers, Inc.	6,863	1,005,018
TopBuild Corp.(a)	2,099	741,745
Traeger, Inc.(a)	1,304	4,042
Tri Pointe Homes, Inc.(a)	6,084	245,976
Vizio Holding Corp., Class A(a)(b)	4,251	47,314
Whirlpool Corp.	3,345	346,241
Worthington Enterprises, Inc.	1,931	73,957
		19,120,004
Household Products — 1.0%
Central Garden & Pet Co.(a)	682	23,393
Central Garden & Pet Co., Class A(a)	3,323	96,832
Church & Dwight Co., Inc.	16,198	1,618,342
Clorox Co.	8,244	1,307,086
Colgate-Palmolive Co.	53,294	4,994,181
Energizer Holdings, Inc.	4,687	150,312
Kimberly-Clark Corp.	21,799	2,924,990
Oil-Dri Corp. of America	477	32,365
Procter & Gamble Co.	154,685	25,550,868
Reynolds Consumer Products, Inc.	3,870	104,297
Spectrum Brands Holdings, Inc.	2,078	186,230
WD-40 Co.	832	218,042
		37,206,938
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	45,488	750,097
Altus Power, Inc., Class A(a)(b)	6,825	23,478
Brookfield Renewable Corp., Class A	8,600	262,988
Clearway Energy, Inc., Class A	1,844	49,124
Clearway Energy, Inc., Class C	6,100	173,118
Montauk Renewables, Inc.(a)	3,696	20,439
Ormat Technologies, Inc.	3,993	315,527
Sunnova Energy International, Inc.(a)(b)	6,377	38,708
Vistra Corp.	22,564	2,819,598
		4,453,077
Industrial Conglomerates — 0.4%
3M Co.	36,446	4,682,218
Brookfield Business Corp., Class A	1,503	35,786
Honeywell International, Inc.	42,810	8,805,161
		13,523,165
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	484,762
EastGroup Properties, Inc.	3,154	540,217
First Industrial Realty Trust, Inc.	8,452	443,646
Innovative Industrial Properties, Inc.	1,807	233,446
Lineage, Inc.	3,920	290,237
LXP Industrial Trust	18,394	173,639
Plymouth Industrial REIT, Inc.	2,651	53,868
Prologis, Inc.	60,520	6,835,129
Rexford Industrial Realty, Inc.	14,643	628,038
STAG Industrial, Inc.	11,547	430,472
Terreno Realty Corp.	6,100	365,695
		10,479,149
Insurance — 2.2%
Aflac, Inc.	37,029	3,880,269
Security	Shares	Value
Insurance (continued)
Allstate Corp.	17,303	$ 3,227,356
Ambac Financial Group, Inc.(a)	2,001	22,631
American Financial Group, Inc.	5,116	659,606
American International Group, Inc.	43,176	3,276,195
AMERISAFE, Inc.	1,410	76,210
Aon PLC, Class A	12,872	4,722,351
Arch Capital Group Ltd.(a)	23,437	2,309,951
Arthur J Gallagher & Co.	14,290	4,018,348
Assurant, Inc.	3,419	655,422
Assured Guaranty Ltd.	3,483	290,691
Axis Capital Holdings Ltd.	5,531	432,856
Baldwin Insurance Group, Inc., Class A(a)(b)	4,318	199,751
Brighthouse Financial, Inc.(a)(b)	4,515	213,559
Brown & Brown, Inc.	16,033	1,677,693
Chubb Ltd.	26,449	7,470,256
Cincinnati Financial Corp.	10,025	1,411,821
CNA Financial Corp.	1,702	81,543
CNO Financial Group, Inc.	7,685	264,364
Crawford & Co., Class A	730	8,132
Employers Holdings, Inc.	798	38,879
Enstar Group Ltd.(a)	780	251,550
Everest Group Ltd.	2,762	982,195
F&G Annuities & Life, Inc.	1,150	46,115
Fidelis Insurance Holdings Ltd.	4,637	80,035
Fidelity National Financial, Inc., Class A	16,187	973,972
First American Financial Corp.	6,362	408,122
Genworth Financial, Inc., Class A(a)	14,565	98,168
Globe Life, Inc.	5,961	629,482
Goosehead Insurance, Inc., Class A(a)	1,654	180,121
Greenlight Capital Re Ltd., Class A(a)	1,310	17,659
Hamilton Insurance Group Ltd., Class B(a)	3,783	65,900
Hanover Insurance Group, Inc.	2,331	345,757
Hartford Financial Services Group, Inc.	19,789	2,185,497
HCI Group, Inc.	444	50,310
Heritage Insurance Holdings, Inc.(a)	2,283	23,629
Hippo Holdings, Inc.(a)(b)	930	20,618
Horace Mann Educators Corp.	1,576	58,690
Investors Title Co.	51	11,795
James River Group Holdings Ltd.	3,570	22,205
Kemper Corp.	4,044	251,820
Kinsale Capital Group, Inc.	1,415	605,776
Lemonade, Inc.(a)(b)	3,392	80,628
Lincoln National Corp.	11,067	384,578
Loews Corp.	12,138	958,416
Maiden Holdings Ltd.(a)	15,200	23,484
Markel Group, Inc.(a)	833	1,284,494
Marsh & McLennan Cos., Inc.	32,426	7,076,650
MBIA, Inc.	2,769	10,910
Mercury General Corp.	1,620	109,561
MetLife, Inc.	39,660	3,110,137
Old Republic International Corp.	16,811	587,208
Oscar Health, Inc., Class A(a)(b)	12,605	211,764
Palomar Holdings, Inc.(a)	1,645	147,672
Primerica, Inc.	2,413	667,942
Principal Financial Group, Inc.	15,425	1,271,020
ProAssurance Corp.(a)	1,792	26,683
Progressive Corp.	38,277	9,294,804
Prudential Financial, Inc.	24,287	2,974,672
Reinsurance Group of America, Inc.	4,378	924,108
RenaissanceRe Holdings Ltd.	3,319	870,906
RLI Corp.	2,666	415,816
Root, Inc., Class A(a)(b)	772	52,797
Ryan Specialty Holdings, Inc., Class A	6,526	429,868
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Safety Insurance Group, Inc.	1,725	$ 135,007
Selective Insurance Group, Inc.	3,832	348,022
Selectquote, Inc.(a)	8,469	16,938
SiriusPoint Ltd.(a)	8,552	112,373
Skyward Specialty Insurance Group, Inc.(a)	2,846	125,822
Stewart Information Services Corp.	1,098	75,542
Tiptree, Inc.	1,651	33,697
Travelers Cos., Inc.	14,931	3,672,130
Trupanion, Inc.(a)	2,521	138,100
United Fire Group, Inc.	1,438	28,242
Universal Insurance Holdings, Inc.	1,090	21,735
Unum Group	10,380	666,188
W.R. Berkley Corp.	19,315	1,104,239
White Mountains Insurance Group Ltd.	161	289,340
Willis Towers Watson PLC	6,702	2,025,277
		81,954,070
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A	386,076	66,061,464
Alphabet, Inc., Class C	323,565	55,876,440
Bumble, Inc., Class A(a)(b)	6,338	44,873
Cargurus, Inc., Class A(a)	6,510	201,940
Cars.com, Inc.(a)(b)	4,460	71,315
EverQuote, Inc., Class A(a)	1,224	22,008
fuboTV, Inc.(a)	21,357	37,161
Getty Images Holdings, Inc.(a)(b)	12,015	49,862
IAC, Inc.(a)	4,495	215,535
Match Group, Inc.(a)	17,006	612,726
MediaAlpha, Inc., Class A(a)	1,177	20,162
Meta Platforms, Inc., Class A	143,905	81,677,600
Nextdoor Holdings, Inc.(a)	10,985	26,584
Outbrain, Inc.(a)	4,466	19,159
Pinterest, Inc., Class A(a)	39,051	1,241,431
QuinStreet, Inc.(a)	3,026	63,546
Shutterstock, Inc.	1,395	44,766
TripAdvisor, Inc.(a)	7,461	119,675
TrueCar, Inc.(a)	5,805	22,698
Trump Media & Technology Group Corp., Class A(a)(b)	3,703	130,864
Vimeo, Inc.(a)	7,862	37,502
Yelp, Inc.(a)	4,499	153,596
Ziff Davis, Inc.(a)	3,041	140,707
ZipRecruiter, Inc., Class A(a)(b)	5,115	47,416
ZoomInfo Technologies, Inc., Class A(a)	20,001	221,011
		207,160,041
IT Services — 1.2%
Accenture PLC, Class A	41,205	14,208,308
Akamai Technologies, Inc.(a)	9,828	993,414
Amdocs Ltd.	7,299	640,451
Applied Digital Corp.(a)	4,664	31,529
ASGN, Inc.(a)	3,190	293,799
BigCommerce Holdings, Inc., Series 1(a)	4,449	23,313
Cloudflare, Inc., Class A(a)	19,820	1,738,412
Cognizant Technology Solutions Corp., Class A	32,539	2,427,084
Core Scientific, Inc.(a)	11,580	153,898
Couchbase, Inc.(a)	2,430	39,050
DigitalOcean Holdings, Inc.(a)	3,889	153,927
DXC Technology Co.(a)	11,214	222,710
EPAM Systems, Inc.(a)	3,704	698,760
Fastly, Inc., Class A(a)	7,006	50,653
Gartner, Inc.(a)	4,931	2,477,828
Globant SA(a)(b)	2,826	593,149
GoDaddy, Inc., Class A(a)	9,299	1,551,073
Grid Dynamics Holdings, Inc., Class A(a)	3,516	55,975
Security	Shares	Value
IT Services (continued)
Hackett Group, Inc.	1,720	$ 41,830
Information Services Group, Inc.	4,090	12,556
International Business Machines Corp.	60,103	12,424,492
Kyndryl Holdings, Inc.(a)	14,774	338,177
MongoDB, Inc., Class A(a)	4,663	1,260,875
Okta, Inc., Class A(a)	10,257	737,376
Rackspace Technology, Inc.(a)(b)	2,884	6,878
Snowflake, Inc., Class A(a)	20,826	2,391,241
Thoughtworks Holding, Inc.(a)	4,953	21,991
Tucows, Inc., Class A(a)(b)	474	8,779
Twilio, Inc., Class A(a)	11,305	911,748
Unisys Corp.(a)	3,469	23,971
VeriSign, Inc.(a)	5,607	991,542
		45,524,789
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	108,869
AMMO, Inc.(a)(b)	3,293	3,556
Brunswick Corp.	4,560	363,614
Clarus Corp.	1,492	6,281
Funko, Inc., Class A(a)	2,563	30,346
Hasbro, Inc.	8,931	586,142
JAKKS Pacific, Inc.(a)	934	29,468
Johnson Outdoors, Inc., Class A	138	4,364
Latham Group, Inc.(a)	2,161	14,047
Malibu Boats, Inc., Class A(a)(b)	1,332	59,780
MasterCraft Boat Holdings, Inc.(a)	1,420	24,651
Mattel, Inc.(a)	22,495	458,448
Peloton Interactive, Inc., Class A(a)(b)	20,787	176,689
Polaris, Inc.	3,366	235,317
Smith & Wesson Brands, Inc.	2,956	38,295
Sturm Ruger & Co., Inc.	1,052	41,365
Topgolf Callaway Brands Corp.(a)	9,369	90,973
Vista Outdoor, Inc.(a)	4,242	186,521
YETI Holdings, Inc.(a)	5,240	184,500
		2,643,226
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	8,120	130,164
Adaptive Biotechnologies Corp.(a)	6,063	29,345
Agilent Technologies, Inc.	19,324	2,518,110
Akoya Biosciences, Inc.(a)	2,119	5,965
Avantor, Inc.(a)(b)	44,960	1,005,755
Azenta, Inc.(a)(b)	3,837	157,662
BioLife Solutions, Inc.(a)	2,281	53,375
Bio-Rad Laboratories, Inc., Class A(a)	1,328	475,676
Bio-Techne Corp.	10,430	769,213
Bruker Corp.	7,063	399,836
Charles River Laboratories International, Inc.(a)	3,287	586,993
Codexis, Inc.(a)	3,610	11,335
CryoPort, Inc.(a)	2,296	15,291
Cytek Biosciences, Inc.(a)	7,712	38,136
Danaher Corp.	42,422	10,421,389
Fortrea Holdings, Inc.(a)	5,591	94,041
Harvard Bioscience, Inc.(a)	6,160	14,476
Illumina, Inc.(a)	10,737	1,547,631
IQVIA Holdings, Inc.(a)	11,896	2,448,435
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	49,054
MaxCyte, Inc.(a)(b)	6,350	22,733
Medpace Holdings, Inc.(a)	1,629	511,864
Mesa Laboratories, Inc.	342	39,002
Mettler-Toledo International, Inc.(a)	1,379	1,781,323
OmniAb, Inc.(a)(b)	10,048	41,096
OmniAb, Inc., 12.50 Earnout Shares(c)	304	—

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 15.00 Earnout Shares(c)	304	$ —
Pacific Biosciences of California, Inc.(a)(b)	15,893	34,488
QIAGEN NV	15,353	646,361
Quanterix Corp.(a)	3,148	41,601
Quantum-Si, Inc., Class A(a)	7,468	5,235
Repligen Corp.(a)(b)	3,529	473,839
Revvity, Inc.(b)	7,905	937,454
Sotera Health Co.(a)	8,719	136,627
Standard BioTools, Inc.(a)	23,888	46,821
Thermo Fisher Scientific, Inc.	25,079	13,701,159
Waters Corp.(a)	3,861	1,247,528
West Pharmaceutical Services, Inc.	4,763	1,466,671
		41,905,684
Machinery — 1.9%
3D Systems Corp.(a)(b)	7,065	21,195
AGCO Corp.	3,923	391,672
Alamo Group, Inc.	698	118,339
Albany International Corp., Class A	2,042	138,693
Allison Transmission Holdings, Inc.	5,551	593,180
Astec Industries, Inc.	1,273	40,456
Atmus Filtration Technologies, Inc.	5,919	230,486
Barnes Group, Inc.	3,332	155,804
Blue Bird Corp.(a)(b)	2,001	84,262
Caterpillar, Inc.	32,129	12,086,930
Chart Industries, Inc.(a)(b)	2,842	343,086
CNH Industrial NV	55,754	626,117
Columbus McKinnon Corp./New York	1,466	46,633
Commercial Vehicle Group, Inc.(a)	2,785	8,104
Crane Co.	3,098	487,253
Cummins, Inc.	8,879	2,921,013
Deere & Co.	16,592	6,714,616
Donaldson Co., Inc.	7,903	578,183
Douglas Dynamics, Inc.	1,306	29,581
Dover Corp.	8,962	1,696,775
Energy Recovery, Inc.(a)	3,940	70,368
Enerpac Tool Group Corp., Class A	3,599	158,788
Enpro, Inc.	1,842	268,214
Esab Corp.	3,969	488,346
ESCO Technologies, Inc.	1,757	220,574
Federal Signal Corp.	4,147	338,271
Flowserve Corp.	8,393	441,808
Fortive Corp.	23,223	1,658,819
Franklin Electric Co., Inc.	2,913	278,803
Gates Industrial Corp. PLC(a)	12,471	241,314
Gorman-Rupp Co.	1,213	44,820
Graco, Inc.	11,056	900,511
Greenbrier Cos., Inc.	2,191	129,861
Helios Technologies, Inc.	1,936	89,308
Hillenbrand, Inc.	4,517	124,443
Hillman Solutions Corp.(a)	12,662	134,217
Hyliion Holdings Corp., Class A(a)(b)	5,934	14,182
Hyster-Yale, Inc., Class A	682	43,287
IDEX Corp.	4,977	1,068,263
Illinois Tool Works, Inc.	19,402	5,066,444
Ingersoll Rand, Inc.	26,678	2,561,088
ITT, Inc.	5,246	735,070
John Bean Technologies Corp.(b)	2,067	230,305
Kadant, Inc.(b)	797	265,449
Kennametal, Inc.	4,869	123,283
Lincoln Electric Holdings, Inc.	3,562	685,899
Lindsay Corp.	692	82,832
Security	Shares	Value
Machinery (continued)
Luxfer Holdings PLC	2,208	$ 31,707
Manitowoc Co., Inc.(a)	2,189	20,445
Middleby Corp.(a)	3,346	433,976
Miller Industries, Inc.	1,094	71,810
Mueller Industries, Inc.	7,010	574,610
Mueller Water Products, Inc., Class A	10,406	224,666
Nordson Corp.	3,755	930,827
Omega Flex, Inc.	130	6,646
Oshkosh Corp.	4,238	433,293
Otis Worldwide Corp.	26,554	2,607,603
PACCAR, Inc.	33,893	3,534,362
Parker-Hannifin Corp.	8,381	5,314,141
Park-Ohio Holdings Corp.	1,119	31,858
Pentair PLC	10,896	1,080,012
Proto Labs, Inc.(a)	1,922	52,663
RBC Bearings, Inc.(a)	1,809	507,153
REV Group, Inc.	2,888	76,532
Shyft Group, Inc.	1,974	25,504
Snap-on, Inc.	3,398	1,121,782
SPX Technologies, Inc.(a)	2,895	415,404
Standex International Corp.	780	143,426
Stanley Black & Decker, Inc.	10,268	954,308
Tennant Co.	1,312	114,879
Terex Corp.	4,498	232,592
Timken Co.	4,100	340,300
Titan International, Inc.(a)	2,632	16,950
Toro Co.	6,851	551,368
Trinity Industries, Inc.	5,760	197,453
Wabash National Corp.	3,518	61,354
Watts Water Technologies, Inc., Class A	1,707	325,337
Westinghouse Air Brake Technologies Corp.	11,505	2,162,710
Xylem, Inc./New York	15,972	1,945,070
		68,317,686
Marine Transportation — 0.0%
Costamare, Inc.	3,080	41,919
Genco Shipping & Trading Ltd.	2,396	37,713
Golden Ocean Group Ltd.	7,042	75,490
Kirby Corp.(a)	3,877	444,924
Matson, Inc.	2,099	325,114
Safe Bulkers, Inc.	7,287	30,533
		955,693
Media — 0.7%
Advantage Solutions, Inc., Class A(a)	3,751	11,478
AMC Networks, Inc., Class A(a)	2,229	18,055
Boston Omaha Corp., Class A(a)	863	12,738
Cable One, Inc.	350	119,546
Cardlytics, Inc.(a)	1,891	8,150
Charter Communications, Inc., Class A(a)(b)	6,159	2,017,750
Clear Channel Outdoor Holdings, Inc.(a)	18,038	26,516
Comcast Corp., Class A	253,469	11,068,991
EchoStar Corp., Class A(a)	7,935	198,851
Entravision Communications Corp., Class A	1,689	3,918
EW Scripps Co., Class A(a)	2,946	9,884
Fox Corp., Class A	14,858	624,036
Fox Corp., Class B	8,564	333,653
Gannett Co., Inc.(a)(b)	7,997	37,506
Gray Television, Inc.	6,043	34,506
Ibotta, Inc., Class A(a)(b)	621	45,513
iHeartMedia, Inc., Class A(a)	7,236	14,327
Integral Ad Science Holding Corp.(a)	6,266	74,189
Interpublic Group of Cos., Inc.	25,657	754,316
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
John Wiley & Sons, Inc., Class A	2,734	$ 134,786
Liberty Broadband Corp., Class A(a)	1,051	84,322
Liberty Broadband Corp., Class C(a)	7,749	626,274
Magnite, Inc.(a)(b)	8,306	103,659
National CineMedia, Inc.(a)(b)	7,897	56,779
New York Times Co., Class A	10,198	569,456
News Corp., Class A	22,685	618,166
News Corp., Class B	8,912	258,805
Nexstar Media Group, Inc., Class A	2,156	379,284
Omnicom Group, Inc.	12,611	1,273,711
Paramount Global, Class A(b)	584	12,784
Paramount Global, Class B	40,107	438,771
PubMatic, Inc., Class A(a)	2,634	38,733
Scholastic Corp.	1,648	40,920
Sinclair, Inc., Class A	2,203	38,046
Sirius XM Holdings, Inc.(b)	15,744	419,735
Stagwell, Inc., Class A(a)	3,725	23,132
TechTarget, Inc.(a)	1,792	51,869
TEGNA, Inc.	13,709	225,239
Thryv Holdings, Inc.(a)	1,791	25,755
Trade Desk, Inc., Class A(a)	29,098	3,497,871
WideOpenWest, Inc.(a)	3,478	17,355
		24,349,375
Metals & Mining — 0.5%
Alcoa Corp.	16,674	668,461
Alpha Metallurgical Resources, Inc.	727	151,434
Arch Resources, Inc., Class A	1,196	175,525
ATI, Inc.(a)	8,327	438,916
Carpenter Technology Corp.	3,137	468,982
Century Aluminum Co.(a)	2,613	46,119
Cleveland-Cliffs, Inc.(a)	30,013	389,569
Coeur Mining, Inc.(a)(b)	26,440	170,274
Commercial Metals Co.	7,607	409,257
Compass Minerals International, Inc.	2,480	30,529
Constellium SE, Class A(a)	9,126	101,299
Dakota Gold Corp.(a)	6,771	14,828
Freeport-McMoRan, Inc.	94,408	4,250,248
Haynes International, Inc.	1,100	66,396
Hecla Mining Co.	37,783	245,212
i-80 Gold Corp.(a)	15,619	16,400
Ivanhoe Electric, Inc.(a)(b)	3,722	37,778
Kaiser Aluminum Corp.	1,048	77,824
Materion Corp.	1,409	143,197
Metallus, Inc.(a)	2,945	41,495
Metals Acquisition Ltd., Class A(a)	3,236	38,767
MP Materials Corp., Class A(a)(b)	9,877	177,687
Newmont Corp.	75,533	3,432,220
Novagold Resources, Inc.(a)	16,803	58,138
Nucor Corp.	15,703	2,227,314
Olympic Steel, Inc.	384	13,778
Perpetua Resources Corp.(a)(b)	1,715	17,536
Piedmont Lithium, Inc.(a)	1,121	14,685
Radius Recycling, Inc., Class A	1,945	31,490
Ramaco Resources, Inc., Class A	1,470	14,921
Ramaco Resources, Inc., Class B	294	3,005
Reliance, Inc.	3,750	1,073,775
Royal Gold, Inc.	4,140	604,688
Ryerson Holding Corp.	2,155	46,957
Southern Copper Corp.	5,806	636,047
SSR Mining, Inc.	12,355	76,230
Steel Dynamics, Inc.	9,754	1,272,897
Security	Shares	Value
Metals & Mining (continued)
SunCoke Energy, Inc.	5,143	$ 53,024
Tredegar Corp.(a)	2,663	20,638
U.S. Steel Corp.	14,476	562,393
Universal Stainless & Alloy Products, Inc.(a)	946	41,359
Warrior Met Coal, Inc.	3,308	208,834
Worthington Steel, Inc.	1,931	73,841
		18,643,967
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	1,378	13,435
AGNC Investment Corp.	46,215	430,262
Angel Oak Mortgage REIT, Inc.	1,604	14,468
Annaly Capital Management, Inc.	33,921	644,838
Apollo Commercial Real Estate Finance, Inc.	11,046	98,199
Arbor Realty Trust, Inc.	10,209	150,481
Ares Commercial Real Estate Corp., Class C	2,603	16,529
ARMOUR Residential REIT, Inc.	3,020	56,625
Blackstone Mortgage Trust, Inc., Class A	11,316	206,064
BrightSpire Capital, Inc., Class A	5,031	30,588
Chimera Investment Corp.	4,497	67,905
Claros Mortgage Trust, Inc.	6,855	43,118
Dynex Capital, Inc.	9,622	117,485
Ellington Financial, Inc.	5,436	65,721
Franklin BSP Realty Trust, Inc.	5,397	70,215
Granite Point Mortgage Trust, Inc.	1,933	5,760
Invesco Mortgage Capital, Inc.	3,079	24,848
KKR Real Estate Finance Trust, Inc.	4,580	53,082
Ladder Capital Corp., Class A	6,531	74,519
MFA Financial, Inc.	6,287	77,267
New York Mortgage Trust, Inc.	4,414	25,469
Orchid Island Capital, Inc.	11,723	88,743
PennyMac Mortgage Investment Trust	5,334	71,902
Ready Capital Corp.	9,961	68,233
Redwood Trust, Inc.	6,308	46,175
Rithm Capital Corp.	30,374	321,661
Starwood Property Trust, Inc.	19,341	381,791
Sunrise Realty Trust, Inc.	459	6,297
TPG RE Finance Trust, Inc.	3,418	30,113
Two Harbors Investment Corp.	7,086	81,489
		3,383,282
Multi-Utilities — 0.6%
Ameren Corp.	17,442	1,519,373
Avista Corp.	4,679	175,369
Black Hills Corp.	4,232	250,492
CenterPoint Energy, Inc.	41,288	1,219,235
CMS Energy Corp.	18,817	1,309,851
Consolidated Edison, Inc.	22,399	2,277,530
Dominion Energy, Inc.	54,873	3,266,590
DTE Energy Co.	13,383	1,662,436
NiSource, Inc.	29,468	1,036,095
Northwestern Energy Group, Inc.	3,792	202,720
Public Service Enterprise Group, Inc.	32,758	2,928,893
Sempra	41,809	3,485,616
Unitil Corp.	767	44,402
WEC Energy Group, Inc.	20,321	1,941,265
		21,319,867
Office REITs — 0.1%
Brandywine Realty Trust	10,235	51,892
BXP, Inc.	10,424	839,757
City Office REIT, Inc.	1,953	9,999
COPT Defense Properties	7,249	233,418
Cousins Properties, Inc.	9,941	304,493

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Douglas Emmett, Inc.	11,576	$ 205,937
Easterly Government Properties, Inc.	6,247	84,709
Equity Commonwealth(a)	6,398	126,616
Highwoods Properties, Inc.	7,001	234,814
Hudson Pacific Properties, Inc.	8,553	36,949
JBG SMITH Properties	5,715	97,155
Kilroy Realty Corp.	7,474	300,604
NET Lease Office Properties(b)	892	26,796
Orion Office REIT, Inc.	3,175	11,843
Paramount Group, Inc.	10,176	49,354
Peakstone Realty Trust, Class E	1,886	24,744
Piedmont Office Realty Trust, Inc., Class A	6,483	64,441
Postal Realty Trust, Inc., Class A	1,151	16,747
SL Green Realty Corp.	4,077	308,262
Vornado Realty Trust	11,598	480,273
		3,508,803
Oil, Gas & Consumable Fuels — 3.2%
Amplify Energy Corp.(a)	3,056	20,231
Antero Midstream Corp.	23,105	332,019
Antero Resources Corp.(a)	19,448	503,314
APA Corp.	23,662	558,423
Ardmore Shipping Corp.	2,633	37,152
Berry Corp.	4,825	24,222
California Resources Corp.	4,705	244,519
Centrus Energy Corp., Class A(a)	731	75,885
Cheniere Energy, Inc.	15,004	2,871,466
Chesapeake Energy Corp.	14,600	1,236,912
Chevron Corp.	113,177	16,843,001
Chord Energy Corp.	4,024	503,402
Civitas Resources, Inc.	6,747	329,186
Clean Energy Fuels Corp.(a)(b)	11,389	32,231
CNX Resources Corp.(a)	9,931	337,952
Comstock Resources, Inc.	5,948	68,759
ConocoPhillips	76,995	8,434,032
CONSOL Energy, Inc.	1,855	205,757
Coterra Energy, Inc.	50,497	1,207,888
Crescent Energy Co., Class A	9,057	112,579
CVR Energy, Inc.	1,753	27,873
Delek U.S. Holdings, Inc.	4,418	69,230
Devon Energy Corp.	41,569	1,607,889
DHT Holdings, Inc.	8,078	83,365
Diamondback Energy, Inc.	11,834	2,091,896
Diversified Energy Co. PLC	3,413	40,956
Dorian LPG Ltd.	2,259	65,172
DT Midstream, Inc.(a)	6,298	567,765
Empire Petroleum Corp.(a)(b)	2,088	10,814
Encore Energy Corp.(a)	10,541	41,215
Energy Fuels, Inc./Canada(a)(b)	11,976	72,096
EOG Resources, Inc.	37,802	4,610,332
EQT Corp.	38,958	1,423,525
Excelerate Energy, Inc., Class A	1,997	47,688
Exxon Mobil Corp.	294,588	34,401,987
FLEX LNG Ltd.(a)	1,825	44,713
FutureFuel Corp.	1,697	10,250
Golar LNG Ltd.	6,652	241,202
Granite Ridge Resources, Inc.	5,252	31,144
Green Plains, Inc.(a)	1,196	14,627
Gulfport Energy Corp.(a)	713	98,708
Hallador Energy Co.(a)	1,749	17,368
Hess Corp.	18,417	2,476,718
HF Sinclair Corp.	10,521	406,216
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HighPeak Energy, Inc.(b)	727	$ 9,306
International Seaways, Inc.	2,882	125,482
Kinder Morgan, Inc.	128,635	3,152,844
Kinetik Holdings, Inc., Class A	2,472	120,312
Kosmos Energy Ltd.(a)	30,237	113,691
Magnolia Oil & Gas Corp., Class A	11,073	279,925
Marathon Oil Corp.	36,549	1,012,407
Marathon Petroleum Corp.	22,990	3,344,355
Matador Resources Co.	7,435	387,438
Murphy Oil Corp.	9,297	292,670
NACCO Industries, Inc., Class A	532	16,657
New Fortress Energy, Inc., Class A(b)	4,142	34,834
NextDecade Corp.(a)(b)	8,405	49,085
Nordic American Tankers Ltd.	13,383	43,762
Northern Oil & Gas, Inc.	5,970	216,413
Occidental Petroleum Corp.	44,319	2,220,825
ONEOK, Inc.	38,421	3,722,226
Ovintiv, Inc.	17,522	686,862
Par Pacific Holdings, Inc.(a)	3,399	52,515
PBF Energy, Inc., Class A	6,322	180,303
Peabody Energy Corp.	8,602	225,975
Permian Resources Corp., Class A	43,334	590,642
Phillips 66	27,415	3,339,695
Range Resources Corp.	15,307	459,669
REX American Resources Corp.(a)	1,076	48,129
Riley Exploration Permian, Inc.	425	11,352
Ring Energy, Inc.(a)	6,295	9,317
Sable Offshore Corp.(a)	3,606	80,630
SandRidge Energy, Inc.	1,890	20,960
Scorpio Tankers, Inc.	3,001	174,868
SFL Corp. Ltd.	6,904	73,251
Sitio Royalties Corp., Class A	4,769	106,301
SM Energy Co.	7,077	297,022
Talos Energy, Inc.(a)	7,922	80,963
Targa Resources Corp.	14,442	2,411,236
Teekay Corp. Ltd.(b)	4,449	37,238
Teekay Tankers Ltd., Class A	1,541	73,475
Texas Pacific Land Corp.	1,238	1,443,508
Uranium Energy Corp.(a)(b)	25,123	186,413
Ur-Energy, Inc.(a)(b)	28,320	35,966
VAALCO Energy, Inc.	8,384	44,771
Valero Energy Corp.	20,944	2,717,693
Viper Energy, Inc., Class A	6,630	344,097
Vital Energy, Inc.(a)	2,426	66,157
Vitesse Energy, Inc.	1,510	37,554
W&T Offshore, Inc.	7,555	16,092
Williams Cos., Inc.	80,372	4,209,082
World Kinect Corp.	4,001	104,626
		115,790,273
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	26,475
Louisiana-Pacific Corp.	4,400	435,160
Sylvamo Corp.	2,521	214,335
		675,970
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,801	421,656
Allegiant Travel Co.	932	60,589
American Airlines Group, Inc.(a)	41,689	558,633
Blade Air Mobility, Inc., Class A(a)	4,235	15,225
Delta Air Lines, Inc.	41,521	2,375,832
Frontier Group Holdings, Inc.(a)	2,715	16,507
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
JetBlue Airways Corp.(a)(b)	21,282	$ 121,307
Joby Aviation, Inc., Class A(a)(b)	28,302	135,850
SkyWest, Inc.(a)	2,892	275,318
Southwest Airlines Co.	39,436	1,205,953
Spirit Airlines, Inc.(b)	7,552	18,125
Sun Country Airlines Holdings, Inc.(a)	2,011	28,254
United Airlines Holdings, Inc.(a)	21,570	1,688,068
		6,921,317
Personal Care Products — 0.2%
Beauty Health Co., Class A(a)	6,871	11,097
BellRing Brands, Inc.(a)	8,191	539,214
Coty, Inc., Class A(a)(b)	25,648	190,821
Edgewell Personal Care Co.	3,579	125,086
elf Beauty, Inc.(a)	3,506	369,006
Estee Lauder Cos., Inc., Class A	15,229	1,049,887
Herbalife Ltd.(a)	6,918	52,231
Honest Co., Inc.(a)	9,280	34,522
Interparfums, Inc.	1,217	147,342
Kenvue, Inc.	125,438	2,876,293
Medifast, Inc.	711	13,068
Nature’s Sunshine Products, Inc.(a)	255	3,228
Nu Skin Enterprises, Inc., Class A	3,335	20,644
Olaplex Holdings, Inc.(a)(b)	8,979	15,983
USANA Health Sciences, Inc.(a)	667	24,639
Waldencast PLC, Class A(a)	3,027	10,443
		5,483,504
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc., Class A(a)	11,827	100,175
Amphastar Pharmaceuticals, Inc.(a)	2,313	116,876
ANI Pharmaceuticals, Inc.(a)(b)	1,440	82,433
Aquestive Therapeutics, Inc.(a)(b)	7,440	40,846
Arvinas, Inc.(a)	4,655	123,032
Atea Pharmaceuticals, Inc.(a)	3,928	12,727
Avadel Pharmaceuticals PLC(a)(b)	6,470	100,091
Axsome Therapeutics, Inc.(a)	2,281	203,077
Bristol-Myers Squibb Co.	133,806	7,462,361
Cassava Sciences, Inc.(a)(b)	2,756	71,119
Catalent, Inc.(a)	12,137	711,228
Collegium Pharmaceutical, Inc.(a)(b)	1,943	66,334
Corcept Therapeutics, Inc.(a)	4,784	234,272
CorMedix, Inc.(a)(b)	4,992	50,195
Edgewise Therapeutics, Inc.(a)	4,396	147,574
Elanco Animal Health, Inc.(a)	31,802	401,977
Eli Lilly & Co.	52,584	43,631,048
Enliven Therapeutics, Inc.(a)(b)	1,499	41,747
Esperion Therapeutics, Inc.(a)	15,925	32,487
Evolus, Inc.(a)	4,724	77,096
EyePoint Pharmaceuticals, Inc.(a)	2,397	28,189
Fulcrum Therapeutics, Inc.(a)(b)	5,883	18,590
Harmony Biosciences Holdings, Inc.(a)(b)	2,403	77,208
Harrow, Inc.(a)	1,688	76,061
Innoviva, Inc.(a)	4,370	85,477
Intra-Cellular Therapies, Inc.(a)	6,578	557,486
Jazz Pharmaceuticals PLC(a)	4,183	460,255
Johnson & Johnson	158,207	25,290,971
Ligand Pharmaceuticals, Inc.(a)	1,120	118,384
Liquidia Corp.(a)(b)	3,408	36,977
Longboard Pharmaceuticals, Inc.(a)	1,750	104,510
Merck & Co., Inc.	166,620	17,048,558
Mind Medicine MindMed, Inc.(a)(b)	5,931	37,365
Neumora Therapeutics, Inc.(a)(b)	6,470	74,082
Security	Shares	Value
Pharmaceuticals (continued)
Nuvation Bio, Inc., Class A(a)	9,777	$ 21,607
Ocular Therapeutix, Inc.(a)	8,566	90,200
Omeros Corp.(a)(b)	4,825	19,493
Organon & Co.	17,485	328,368
Pacira BioSciences, Inc.(a)(b)	2,757	45,766
Perrigo Co. PLC	8,973	229,978
Pfizer, Inc.	372,308	10,536,316
Phathom Pharmaceuticals, Inc.(a)(b)	3,139	53,834
Phibro Animal Health Corp., Class A	619	14,311
Pliant Therapeutics, Inc.(a)(b)	3,836	53,973
Prestige Consumer Healthcare, Inc.(a)	3,378	249,128
Revance Therapeutics, Inc.(a)	4,871	28,739
Royalty Pharma PLC, Class A	25,590	690,930
Scilex Holding Co.01/06/23	3,715	3,476
scPharmaceuticals, Inc.(a)	2,501	10,379
SIGA Technologies, Inc.	2,502	18,064
Supernus Pharmaceuticals, Inc.(a)	3,326	113,317
Tarsus Pharmaceuticals, Inc.(a)(b)	2,885	128,354
Terns Pharmaceuticals, Inc.(a)	3,157	21,657
Theravance Biopharma, Inc.(a)(b)	5,256	43,309
Third Harmonic Bio, Inc.(a)(b)	1,258	17,348
Ventyx Biosciences, Inc.(a)	3,238	6,994
Viatris, Inc.	80,192	930,227
WaVe Life Sciences Ltd.(a)(b)	5,331	73,088
Xeris Biopharma Holdings, Inc.(a)	12,064	38,846
Zevra Therapeutics, Inc.(a)	5,553	45,257
Zoetis, Inc., Class A	30,072	5,376,272
		116,910,039
Professional Services — 0.9%
Alight, Inc., Class A(a)(b)	30,678	212,599
Amentum Holdings, Inc.(a)	8,183	243,362
Asure Software, Inc.(a)	833	8,263
Automatic Data Processing, Inc.	26,924	7,787,498
Barrett Business Services, Inc.	1,308	47,336
BlackSky Technology, Inc., Class A(a)(b)	2,704	17,089
Booz Allen Hamilton Holding Corp., Class A	8,300	1,507,778
Broadridge Financial Solutions, Inc.	7,731	1,630,159
CACI International, Inc., Class A(a)	1,454	803,422
CBIZ, Inc.(a)	3,197	220,369
Clarivate PLC(a)(b)	30,144	198,950
Concentrix Corp.	3,231	137,350
Conduent, Inc.(a)	11,206	40,342
CRA International, Inc.	456	83,056
CSG Systems International, Inc.	2,157	100,538
Dayforce, Inc.(a)(b)	10,318	732,062
Dun & Bradstreet Holdings, Inc.	21,971	261,235
Equifax, Inc.	8,110	2,149,312
ExlService Holdings, Inc.(a)	9,737	405,741
Exponent, Inc.	3,131	295,504
First Advantage Corp.(a)(b)	4,217	76,412
Forrester Research, Inc.(a)	474	6,954
Franklin Covey Co.(a)	875	34,834
FTI Consulting, Inc.(a)	2,361	460,584
Genpact Ltd.	11,411	435,558
Heidrick & Struggles International, Inc.	1,059	41,365
Huron Consulting Group, Inc.(a)	1,374	159,013
IBEX Holdings Ltd.(a)	997	17,906
ICF International, Inc.	1,207	203,488
Innodata, Inc.(a)(b)	2,252	45,288
Insperity, Inc.	2,314	182,274
Jacobs Solutions, Inc.	8,183	1,150,366
KBR, Inc.	8,627	578,095

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Kelly Services, Inc., Class A	1,865	$ 37,281
Kforce, Inc.	1,435	82,929
Korn Ferry	3,503	247,487
Legalzoom.com, Inc.(a)	9,589	68,849
Leidos Holdings, Inc.	8,817	1,614,922
ManpowerGroup, Inc.	2,953	185,596
Maximus, Inc.	4,014	346,970
NV5 Global, Inc.(a)	3,560	81,346
Parsons Corp.(a)	2,890	312,582
Paychex, Inc.	21,098	2,939,584
Paycom Software, Inc.	3,260	681,438
Paycor HCM, Inc.(a)	4,348	65,611
Paylocity Holding Corp.(a)	2,941	542,820
Planet Labs PBC, Class A(a)(b)	9,833	21,731
Resources Connection, Inc.	2,633	21,196
Robert Half, Inc.	6,974	474,999
Science Applications International Corp.	3,352	483,660
SS&C Technologies Holdings, Inc.	14,406	1,007,412
Sterling Check Corp.(a)	1,260	21,092
TransUnion	12,902	1,306,973
TriNet Group, Inc.	2,005	170,204
TrueBlue, Inc.(a)	1,967	14,733
TTEC Holdings, Inc.	1,040	5,408
Upwork, Inc.(a)	7,682	104,168
Verisk Analytics, Inc.	9,322	2,560,940
Verra Mobility Corp., Class A(a)	10,289	267,205
Willdan Group, Inc.(a)	1,378	65,193
WNS Holdings Ltd.(a)(b)	3,098	148,673
		34,155,104
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	24,445
CBRE Group, Inc., Class A(a)	19,927	2,609,839
Compass, Inc., Class A(a)	25,910	164,529
CoStar Group, Inc.(a)	26,856	1,954,848
Cushman & Wakefield PLC(a)(b)	10,268	139,131
eXp World Holdings, Inc.	4,087	54,439
Forestar Group, Inc.(a)	1,192	37,631
FRP Holdings, Inc.(a)	372	10,788
Howard Hughes Holdings, Inc.(a)	2,191	166,604
Jones Lang LaSalle, Inc.(a)	3,141	851,085
Kennedy-Wilson Holdings, Inc.	8,538	91,271
Marcus & Millichap, Inc.	1,555	58,841
Newmark Group, Inc., Class A	9,252	138,687
Opendoor Technologies, Inc.(a)(b)	37,665	65,914
RE/MAX Holdings, Inc., Class A	632	7,736
Real Brokerage, Inc.(a)(b)	8,923	48,720
Redfin Corp.(a)	8,534	88,498
RMR Group, Inc., Class A	541	13,022
Seaport Entertainment Group, Inc.(a)(b)	550	14,933
St. Joe Co.	2,076	107,329
Star Holdings(a)	701	8,931
Stratus Properties, Inc.(a)	955	21,287
Tejon Ranch Co.(a)	507	8,066
Zillow Group, Inc., Class A(a)	3,560	206,658
Zillow Group, Inc., Class C(a)(b)	10,132	608,832
		7,502,064
Residential REITs — 0.3%
American Homes 4 Rent, Class A	22,229	783,350
Apartment Investment and Management Co., Class A(a)	8,722	73,614
AvalonBay Communities, Inc.	9,162	2,030,391
BRT Apartments Corp.	1,270	20,612
Security	Shares	Value
Residential REITs (continued)
Camden Property Trust	6,867	$ 795,130
Centerspace	916	63,809
Clipper Realty, Inc.	393	2,586
Elme Communities	5,837	98,470
Equity LifeStyle Properties, Inc.	11,937	837,022
Equity Residential	24,389	1,716,254
Essex Property Trust, Inc.	4,146	1,176,883
Independence Realty Trust, Inc.	14,480	284,098
Invitation Homes, Inc.	39,730	1,247,919
Mid-America Apartment Communities, Inc.	7,534	1,140,196
NexPoint Residential Trust, Inc.	1,405	58,518
Sun Communities, Inc.	8,175	1,084,659
UDR, Inc.	21,631	912,612
UMH Properties, Inc.	3,850	71,802
Veris Residential, Inc.	4,759	78,381
		12,476,306
Retail REITs — 0.4%
Acadia Realty Trust	9,600	235,104
Agree Realty Corp.	6,601	490,124
Alexander’s, Inc.	94	21,341
Brixmor Property Group, Inc.	20,308	547,301
CBL & Associates Properties, Inc.	1,773	46,896
Curbline Properties Corp.	6,406	144,968
Federal Realty Investment Trust	5,622	623,142
Getty Realty Corp.	2,720	85,381
InvenTrust Properties Corp.	5,089	149,871
Kimco Realty Corp.	43,774	1,038,319
Kite Realty Group Trust	13,877	356,223
Macerich Co.	13,406	250,692
NETSTREIT Corp.	4,355	67,502
NNN REIT, Inc.	11,734	509,725
Phillips Edison & Co., Inc.	7,705	291,326
Realty Income Corp.	56,780	3,371,029
Regency Centers Corp.	12,236	874,140
Retail Opportunity Investments Corp.	7,052	109,306
Saul Centers, Inc.	796	31,155
Simon Property Group, Inc.	21,243	3,592,616
SITE Centers Corp.	3,203	51,088
Tanger, Inc.	7,151	237,628
Urban Edge Properties	15,361	341,629
Whitestone REIT	2,512	34,615
		13,501,121
Semiconductors & Semiconductor Equipment — 9.8%
ACM Research, Inc., Class A(a)(b)	2,933	55,126
Advanced Micro Devices, Inc.(a)	105,779	15,239,581
Aehr Test Systems(a)	1,691	23,809
Allegro MicroSystems, Inc.(a)	8,666	180,599
Alpha & Omega Semiconductor Ltd.(a)	1,720	56,829
Ambarella, Inc.(a)	2,259	126,933
Amkor Technology, Inc.	7,508	191,079
Analog Devices, Inc.	32,361	7,220,063
Applied Materials, Inc.	54,656	9,924,436
Astera Labs, Inc.(a)(b)	1,476	103,556
Axcelis Technologies, Inc.(a)	1,979	168,828
Broadcom, Inc.	298,553	50,685,343
CEVA, Inc.(a)	1,470	34,302
Cirrus Logic, Inc.(a)	3,540	388,763
Cohu, Inc.(a)	3,237	80,666
Credo Technology Group Holding Ltd.(a)	8,997	339,187
Diodes, Inc.(a)	2,733	159,826
Enphase Energy, Inc.(a)	8,750	726,600
Entegris, Inc.	9,901	1,036,734
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(a)	6,975	$ 1,356,498
FormFactor, Inc.(a)	4,805	182,494
GLOBALFOUNDRIES, Inc.(a)(b)	6,396	233,454
Ichor Holdings Ltd.(a)	2,288	62,371
Impinj, Inc.(a)	1,444	274,346
indie Semiconductor, Inc., Class A(a)(b)	9,909	32,799
Intel Corp.	280,531	6,037,027
KLA Corp.	8,841	5,890,139
Kulicke & Soffa Industries, Inc.	3,436	154,139
Lam Research Corp.	85,930	6,388,896
Lattice Semiconductor Corp.(a)	9,208	466,477
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,563	400,481
Marvell Technology, Inc.	56,253	4,506,428
MaxLinear, Inc.(a)	4,731	61,361
Microchip Technology, Inc.	34,981	2,566,556
Micron Technology, Inc.	72,212	7,195,926
MKS Instruments, Inc.	4,298	426,920
Monolithic Power Systems, Inc.	3,082	2,340,163
Navitas Semiconductor Corp.(a)(b)	6,957	17,184
NVE Corp.	349	26,304
NVIDIA Corp.	1,536,848	204,031,940
ON Semiconductor Corp.(a)	28,157	1,984,787
Onto Innovation, Inc.(a)	3,247	643,978
PDF Solutions, Inc.(a)	1,754	49,673
Penguin Solutions, Inc.(a)	3,469	52,208
Photronics, Inc.(a)	3,827	87,256
Power Integrations, Inc.	4,332	261,783
Qorvo, Inc.(a)	6,175	440,031
QUALCOMM, Inc.	73,295	11,930,227
Rambus, Inc.(a)	7,321	350,090
Semtech Corp.(a)	4,481	198,015
Silicon Laboratories, Inc.(a)	2,008	208,551
SiTime Corp.(a)(b)	1,330	224,783
SkyWater Technology, Inc.(a)(b)	811	7,956
Skyworks Solutions, Inc.	10,451	915,299
Synaptics, Inc.(a)	2,754	189,117
Teradyne, Inc.	10,283	1,092,157
Texas Instruments, Inc.	59,641	12,116,666
Ultra Clean Holdings, Inc.(a)	2,740	91,653
Universal Display Corp.	3,070	553,582
Veeco Instruments, Inc.(a)	4,264	122,718
Wolfspeed, Inc.(a)(b)	8,227	109,501
		361,024,194
Software — 9.8%
8x8, Inc.(a)(b)	6,460	14,406
A10 Networks, Inc.	4,857	71,155
ACI Worldwide, Inc.(a)	6,881	338,545
Adeia, Inc.	7,863	97,737
Adobe, Inc.(a)	29,138	13,930,295
Agilysys, Inc.(a)(b)	1,390	139,056
Alarm.com Holdings, Inc.(a)	2,898	154,550
Alkami Technology, Inc.(a)	3,958	144,902
Altair Engineering, Inc., Class A(a)(b)	3,665	381,123
Amplitude, Inc., Class A(a)(b)	3,549	31,905
ANSYS, Inc.(a)	5,727	1,834,988
Appfolio, Inc., Class A(a)	1,549	321,991
Appian Corp., Class A(a)	2,774	99,170
AppLovin Corp., Class A(a)	17,225	2,917,743
Asana, Inc., Class A(a)	4,988	59,557
Aspen Technology, Inc.(a)	1,731	406,318
Security	Shares	Value
Software (continued)
Atlassian Corp., Class A(a)	10,363	$ 1,953,840
Aurora Innovation, Inc., Class A(a)(b)	62,426	324,303
Autodesk, Inc.(a)	14,123	4,008,107
AvePoint, Inc., Class A(a)(b)	8,422	102,243
Bentley Systems, Inc., Class B	9,702	468,218
Bill Holdings, Inc.(a)	6,417	374,496
Bit Digital, Inc.(a)(b)	7,119	27,123
Blackbaud, Inc.(a)	2,852	215,355
Blackline, Inc.(a)	3,699	204,814
Blend Labs, Inc., Class A(a)	18,420	66,865
Box, Inc., Class A(a)(b)	9,468	300,704
Braze, Inc., Class A(a)	3,823	120,272
C3.ai, Inc., Class A(a)(b)	5,251	129,332
Cadence Design Systems, Inc.(a)	17,839	4,925,705
CCC Intelligent Solutions Holdings, Inc.(a)(b)	30,508	317,588
Cerence, Inc.(a)	2,169	6,605
Cipher Mining, Inc.(a)	11,647	57,420
Cleanspark, Inc.(a)(b)	14,813	157,166
Clear Secure, Inc., Class A	5,361	197,178
Clearwater Analytics Holdings, Inc., Class A(a)	10,379	270,996
CommVault Systems, Inc.(a)	2,946	460,136
Confluent, Inc., Class A(a)(b)	15,527	406,342
Consensus Cloud Solutions, Inc.(a)	1,250	27,725
Crowdstrike Holdings, Inc., Class A(a)	14,920	4,429,300
CS Disco, Inc.(a)(b)	1,888	11,101
Daily Journal Corp.(a)	60	29,100
Datadog, Inc., Class A(a)	19,687	2,469,537
Digimarc Corp.(a)(b)	1,006	31,166
Digital Turbine, Inc.(a)	5,723	18,314
DocuSign, Inc.(a)	13,566	941,209
Dolby Laboratories, Inc., Class A	3,795	276,655
Domo, Inc., Class B(a)	1,416	11,257
DoubleVerify Holdings, Inc.(a)	8,709	148,488
Dropbox, Inc., Class A(a)	16,668	430,868
Dynatrace, Inc.(a)	19,567	1,052,705
E2open Parent Holdings, Inc., Class A(a)(b)	12,000	35,160
eGain Corp.(a)	724	3,562
Elastic NV(a)	5,413	434,285
Enfusion, Inc., Class A(a)	1,551	13,819
Envestnet, Inc.(a)	2,907	182,501
EverCommerce, Inc.(a)	1,361	14,318
Fair Isaac Corp.(a)	1,551	3,091,314
Five9, Inc.(a)(b)	4,935	145,731
Fortinet, Inc.(a)	41,318	3,250,074
Freshworks, Inc., Class A(a)	13,713	160,442
Gen Digital, Inc.	35,572	1,035,501
Gitlab, Inc., Class A(a)	7,729	415,434
Guidewire Software, Inc.(a)	5,434	1,012,137
HashiCorp, Inc., Class A(a)	9,676	327,629
HubSpot, Inc.(a)	3,230	1,791,972
Hut 8 Corp.(a)(b)	5,495	86,766
Informatica, Inc., Class A(a)(b)	4,149	113,268
Instructure Holdings, Inc.(a)(b)	1,199	28,224
Intapp, Inc.(a)	3,250	163,052
InterDigital, Inc.	1,792	269,588
Intuit, Inc.	17,955	10,957,936
Jamf Holding Corp.(a)(b)	7,462	124,168
LiveRamp Holdings, Inc.(a)	3,784	94,714
Logility Supply Chain Solutions, Inc., Class A	1,416	14,939
Manhattan Associates, Inc.(a)	4,034	1,062,394
MARA Holdings, Inc.(a)(b)	17,274	289,685
Matterport, Inc., Class A(a)	14,473	65,997

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Meridianlink, Inc.(a)	1,066	$ 23,409
Microsoft Corp.	488,351	198,441,429
MicroStrategy, Inc., Class A(a)(b)	10,270	2,511,015
Mitek Systems, Inc.(a)(b)	2,481	21,312
N-able, Inc.(a)	4,241	51,867
nCino, Inc.(a)	5,607	209,141
NCR Voyix Corp.(a)	13,233	169,515
NextNav, Inc.(a)(b)	2,816	32,722
Nutanix, Inc., Class A(a)	16,187	1,005,213
Olo, Inc., Class A(a)	5,920	29,659
ON24, Inc.(a)	1,991	12,046
OneSpan, Inc.(a)	2,737	45,653
Ooma, Inc.(a)	719	8,599
Oracle Corp.	103,101	17,304,472
Pagaya Technologies Ltd., Class A(a)	3,119	35,931
PagerDuty, Inc.(a)(b)	5,772	104,242
Palantir Technologies, Inc., Class A(a)	131,919	5,482,554
Palo Alto Networks, Inc.(a)	20,164	7,265,694
Pegasystems, Inc.	2,883	229,025
Procore Technologies, Inc.(a)(b)	6,842	449,177
Progress Software Corp.	2,817	180,542
PROS Holdings, Inc.(a)	3,022	59,836
PTC, Inc.(a)	7,992	1,481,157
Q2 Holdings, Inc.(a)(b)	3,948	334,238
Qualys, Inc.(a)	2,390	284,984
Rapid7, Inc.(a)	4,301	173,846
Red Violet, Inc.(a)(b)	1,105	33,238
Rimini Street, Inc.(a)	3,501	6,197
RingCentral, Inc., Class A(a)	5,642	203,168
Riot Platforms, Inc.(a)(b)	17,715	163,687
Roper Technologies, Inc.(b)	6,924	3,723,242
Salesforce, Inc.	61,637	17,959,173
Sapiens International Corp. NV	2,240	82,611
SEMrush Holdings, Inc., Class A(a)	3,049	39,972
SentinelOne, Inc., Class A(a)(b)	18,460	476,083
ServiceNow, Inc.(a)	13,501	12,596,298
Smartsheet, Inc., Class A(a)	9,066	511,504
SolarWinds Corp.	6,182	80,861
SoundHound AI, Inc., Class A(a)(b)	20,415	102,687
SoundThinking, Inc.(a)	707	7,487
Sprinklr, Inc., Class A(a)(b)	8,010	59,514
Sprout Social, Inc., Class A(a)	2,948	78,093
SPS Commerce, Inc.(a)	2,494	411,510
Synopsys, Inc.(a)	9,959	5,115,042
Tenable Holdings, Inc.(a)	7,240	286,776
Teradata Corp.(a)	6,137	197,795
Terawulf, Inc.(a)(b)	12,216	79,648
Tyler Technologies, Inc.(a)	2,796	1,693,230
UiPath, Inc., Class A(a)	30,263	374,051
Unity Software, Inc.(a)(b)	20,882	419,311
Varonis Systems, Inc.(a)	7,148	360,045
Verint Systems, Inc.(a)	4,508	96,020
Vertex, Inc., Class A(a)(b)	3,435	142,587
Viant Technology, Inc., Class A(a)(b)	883	10,305
Weave Communications, Inc.(a)(b)	1,600	22,432
Workday, Inc., Class A(a)	13,880	3,245,838
Workiva, Inc., Class A(a)(b)	3,224	257,146
Xperi, Inc.(a)	2,213	20,205
Yext, Inc.(a)(b)	5,854	42,383
Zeta Global Holdings Corp., Class A(a)	11,604	321,199
Security	Shares	Value
Software (continued)
Zoom Video Communications, Inc., Class A(a)	17,508	$ 1,308,548
Zscaler, Inc.(a)(b)	6,118	1,106,073
Zuora, Inc., Class A(a)	9,293	92,001
		358,773,522
Specialized REITs — 1.0%
American Tower Corp.	30,639	6,542,652
Crown Castle, Inc.	28,275	3,039,280
CubeSmart	14,934	714,442
Digital Realty Trust, Inc.	21,064	3,754,237
EPR Properties	5,848	265,324
Equinix, Inc.	6,192	5,622,831
Extra Space Storage, Inc.	13,688	2,235,250
Farmland Partners, Inc.	2,041	23,900
Four Corners Property Trust, Inc.	10,694	294,727
Gaming & Leisure Properties, Inc.	17,417	874,159
Gladstone Land Corp.	2,385	31,076
Iron Mountain, Inc.	18,997	2,350,499
Lamar Advertising Co., Class A	5,872	775,104
National Storage Affiliates Trust	4,998	210,666
Outfront Media, Inc.	8,901	158,082
PotlatchDeltic Corp.	4,938	205,273
Public Storage	10,331	3,399,519
Rayonier, Inc.	9,313	290,845
Safehold, Inc.	5,180	110,230
SBA Communications Corp.	7,021	1,611,109
Uniti Group, Inc.	14,285	72,425
VICI Properties, Inc.	69,294	2,200,777
Weyerhaeuser Co.	47,910	1,492,876
		36,275,283
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	10,650
Abercrombie & Fitch Co., Class A(a)	3,158	416,193
Academy Sports & Outdoors, Inc.	4,486	228,158
Advance Auto Parts, Inc.	3,773	134,658
American Eagle Outfitters, Inc.	11,875	232,631
America’s Car-Mart, Inc.(a)	281	10,970
Arhaus, Inc., Class A	3,604	30,562
Arko Corp., Class A	6,136	40,804
Asbury Automotive Group, Inc.(a)	1,245	283,661
AutoNation, Inc.(a)	1,565	243,311
AutoZone, Inc.(a)	1,114	3,352,026
BARK, Inc.(a)	12,225	17,726
Bath & Body Works, Inc.	14,692	416,959
Best Buy Co., Inc.	14,137	1,278,409
Beyond, Inc.(a)(b)	2,560	16,410
Boot Barn Holdings, Inc.(a)	1,850	230,418
Buckle, Inc.	1,687	71,799
Build-A-Bear Workshop, Inc.	1,239	47,194
Burlington Stores, Inc.(a)	4,197	1,039,891
Caleres, Inc.	2,081	62,118
Camping World Holdings, Inc., Class A	2,185	43,831
CarMax, Inc.(a)(b)	10,339	748,337
Carvana Co., Class A(a)	7,171	1,773,460
Designer Brands, Inc., Class A	3,326	17,328
Destination XL Group, Inc.(a)(b)	6,269	16,770
Dick’s Sporting Goods, Inc.	3,657	715,858
EVgo, Inc., Class A(a)(b)	14,256	111,767
Five Below, Inc.(a)	3,521	333,756
Floor & Decor Holdings, Inc., Class A(a)(b)	7,043	725,781
Foot Locker, Inc.	5,084	117,898
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
GameStop Corp., Class A(a)(b)	24,765	$ 549,288
Gap, Inc.	13,320	276,656
Genesco, Inc.(a)(b)	1,043	26,722
Group 1 Automotive, Inc.(b)	843	307,122
GrowGeneration Corp.(a)(b)	2,856	5,869
Haverty Furniture Cos., Inc.	1,048	23,213
Home Depot, Inc.	65,139	25,648,481
Lands’ End, Inc.(a)(b)	889	13,993
Leslie’s, Inc.(a)	12,789	34,402
Lithia Motors, Inc., Class A	1,802	598,931
Lowe’s Cos., Inc.	37,614	9,848,474
MarineMax, Inc.(a)	887	25,838
Monro, Inc.	2,222	60,905
Murphy USA, Inc.	1,233	602,259
National Vision Holdings, Inc.(a)	5,351	55,650
ODP Corp.(a)	2,145	66,559
OneWater Marine, Inc., Class A(a)(b)	684	14,891
O’Reilly Automotive, Inc.(a)	3,788	4,368,094
Penske Automotive Group, Inc.	1,283	193,181
Petco Health & Wellness Co., Inc.(a)(b)	5,201	22,208
RealReal, Inc.(a)(b)	10,877	31,543
Revolve Group, Inc.(a)	2,911	72,251
RH(a)	990	314,870
Ross Stores, Inc.	21,753	3,039,329
Sally Beauty Holdings, Inc.(a)	7,155	93,015
Shoe Carnival, Inc.	744	25,497
Signet Jewelers Ltd.	2,786	255,420
Sleep Number Corp.(a)	1,237	16,947
Sonic Automotive, Inc., Class A	786	44,590
Stitch Fix, Inc., Class A(a)	5,133	16,195
ThredUp, Inc., Class A(a)	9,059	5,585
Tilly’s, Inc., Class A(a)	598	2,404
TJX Cos., Inc.	74,160	8,382,305
Tractor Supply Co.	7,087	1,881,669
Ulta Beauty, Inc.(a)	3,141	1,158,966
Upbound Group, Inc.	3,756	109,825
Urban Outfitters, Inc.(a)	4,306	154,801
Valvoline, Inc.(a)	8,262	332,793
Victoria’s Secret & Co.(a)	5,589	169,123
Warby Parker, Inc., Class A(a)(b)	5,414	91,659
Wayfair, Inc., Class A(a)(b)	5,975	255,909
Williams-Sonoma, Inc.	8,364	1,121,863
Winmark Corp.	223	83,154
Zumiez, Inc.(a)	980	20,188
		73,191,971
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	954,700	215,676,278
CompoSecure, Inc., Class A(b)	2,890	43,668
Corsair Gaming, Inc.(a)(b)	2,367	15,184
Dell Technologies, Inc., Class C	17,843	2,205,930
Diebold Nixdorf, Inc.(a)	1,969	91,125
Eastman Kodak Co.(a)	6,701	31,629
Hewlett Packard Enterprise Co.	85,504	1,666,473
HP, Inc.	64,236	2,281,663
Immersion Corp.	1,222	10,301
IonQ, Inc.(a)(b)	11,152	167,615
NetApp, Inc.	13,644	1,573,290
Pure Storage, Inc., Class A(a)	20,316	1,016,816
Super Micro Computer, Inc.	32,490	945,784
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(a)	776	$ 12,393
Western Digital Corp.(a)	21,859	1,427,611
Xerox Holdings Corp.	8,090	66,095
		227,231,855
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)(b)	4,799	85,662
Birkenstock Holding PLC(a)	2,799	128,754
Capri Holdings Ltd.(a)	7,359	145,267
Carter’s, Inc.	2,358	128,983
Columbia Sportswear Co.	2,057	165,527
Crocs, Inc.(a)	3,987	429,878
Deckers Outdoor Corp.(a)	10,074	1,620,806
Figs, Inc., Class A(a)(b)	8,730	54,562
G-III Apparel Group Ltd.(a)	2,509	75,972
Hanesbrands, Inc.(a)(b)	26,900	186,955
Kontoor Brands, Inc.	3,741	320,342
Lululemon Athletica, Inc.(a)(b)	7,909	2,356,091
Movado Group, Inc.	1,241	22,921
NIKE, Inc., Class B	79,166	6,106,074
Oxford Industries, Inc.	1,115	80,971
PVH Corp.	3,815	375,625
Ralph Lauren Corp., Class A	2,572	509,076
Rocky Brands, Inc.	309	6,285
Skechers USA, Inc., Class A(a)	8,886	546,134
Steven Madden Ltd.	4,857	218,419
Tapestry, Inc.	14,748	699,793
Under Armour, Inc., Class A(a)	11,440	97,812
Under Armour, Inc., Class C(a)	12,665	100,053
VF Corp.	22,701	470,138
Wolverine World Wide, Inc.	4,311	66,346
		14,998,446
Tobacco — 0.5%
Altria Group, Inc.	112,238	6,112,481
Philip Morris International, Inc.	101,893	13,521,201
Turning Point Brands, Inc.	705	33,297
Universal Corp.	1,429	72,765
		19,739,744
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,821	302,511
Alta Equipment Group, Inc., Class A	2,017	13,110
Applied Industrial Technologies, Inc.	2,577	596,807
Beacon Roofing Supply, Inc.(a)	3,952	363,861
BlueLinx Holdings, Inc.(a)	421	46,083
Boise Cascade Co.	2,660	353,860
Core & Main, Inc., Class A(a)	12,684	561,648
Custom Truck One Source, Inc.(a)(b)	2,724	11,141
Distribution Solutions Group, Inc.(a)	564	21,714
DNOW, Inc.(a)	6,770	80,089
DXP Enterprises, Inc.(a)	1,165	57,178
Fastenal Co.	37,484	2,930,499
Ferguson Enterprises, Inc.	13,222	2,601,296
FTAI Aviation Ltd.	6,614	889,186
GATX Corp.	2,161	297,699
Global Industrial Co.	1,009	26,769
GMS, Inc.(a)	2,574	231,377
H&E Equipment Services, Inc.	2,282	119,234
Herc Holdings, Inc.	1,937	405,104
Hudson Technologies, Inc.(a)	2,482	19,037
McGrath RentCorp	1,530	173,961

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
MRC Global, Inc.(a)	6,858	$ 84,079
MSC Industrial Direct Co., Inc., Class A	3,328	263,145
Rush Enterprises, Inc., Class A	3,607	204,084
Rush Enterprises, Inc., Class B	598	29,039
SiteOne Landscape Supply, Inc.(a)	3,012	420,897
Titan Machinery, Inc.(a)	1,169	16,045
Transcat, Inc.(a)	682	65,179
United Rentals, Inc.	4,367	3,549,498
Watsco, Inc.	2,282	1,079,409
WESCO International, Inc.	2,947	565,736
Willis Lease Finance Corp.	295	53,492
WW Grainger, Inc.	2,844	3,154,650
Xometry, Inc., Class A(a)(b)	2,323	45,717
		19,633,134
Water Utilities — 0.1%
American States Water Co.	2,476	204,171
American Water Works Co., Inc.	12,928	1,785,486
California Water Service Group	3,450	179,262
Consolidated Water Co. Ltd.	1,168	27,752
Essential Utilities, Inc.	15,995	617,407
Global Water Resources, Inc.	881	11,004
Middlesex Water Co.	1,348	82,484
Pure Cycle Corp.(a)	1,623	17,074
SJW Group	4,270	237,668
York Water Co.	673	23,669
		3,185,977
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	22,709
Spok Holdings, Inc.	1,840	28,649
Telephone and Data Systems, Inc.	6,742	200,574
T-Mobile U.S., Inc.	31,749	7,085,107
		7,337,039
Total Common Stocks — 98.6% (Cost: $1,971,623,188)		3,612,596,725
Investment Companies
Capital Markets — 0.9%
iShares Russell 3000 ETF(d)	103,187	33,454,257
Total Investment Companies — 0.9% (Cost: $32,814,767)		33,454,257
Security	Shares	Value
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	400	$ 192
AstraZeneca, CVR	890	276
Chinook Therapeutics, CVR(c)	3,836	3,222
Inhibrx, Inc., CVR(c)	2,243	2,512
		6,202
Total Rights — 0.0% (Cost: $3,230)		6,202
Total Long-Term Investments — 99.5% (Cost: $2,004,441,185)		3,646,057,184
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	47,622,609	47,655,945
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	15,809,593	15,809,593
Total Short-Term Securities — 1.7% (Cost: $63,452,509)		63,465,538
Total Investments — 101.2% (Cost: $2,067,893,694)		3,709,522,722
Liabilities in Excess of Other Assets — (1.2)%		(43,390,586)
Net Assets — 100.0%		$ 3,666,132,136

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 42,555,011	$ 5,091,329 (a)	$ —	$ (37)	$ 9,642	$ 47,655,945	47,622,609	$ 85,628 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,163,410	—	(10,353,817)(a)	—	—	15,809,593	15,809,593	290,138	—
BlackRock, Inc.(c)	8,474,879	—	(5,122,957)	—	(3,351,922)	—	—	49,312	—
iShares Russell 3000 ETF	14,946,598	42,755,796	(25,257,861)	359,946	649,778	33,454,257	103,187	77,868	—
				$ 359,909	$ (2,692,502)	$ 96,919,795		$ 502,946	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	17	12/20/24	$ 1,877	$ (1,106)
S&P 500 E-Mini Index	53	12/20/24	15,207	94,048
				$ 92,942
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 67,442,969	$ —	$ —	$ 67,442,969
Air Freight & Logistics	13,142,911	—	—	13,142,911
Automobile Components	4,374,022	—	—	4,374,022
Automobiles	53,406,412	—	—	53,406,412
Banks	136,936,408	—	—	136,936,408
Beverages	41,578,117	—	—	41,578,117
Biotechnology	84,614,048	—	—	84,614,048
Broadline Retail	119,048,881	—	—	119,048,881
Building Products	26,844,185	—	—	26,844,185
Capital Markets	117,340,988	—	—	117,340,988
Chemicals	52,558,138	—	—	52,558,138
Commercial Services & Supplies	24,743,303	—	—	24,743,303
Communications Equipment	29,691,328	—	—	29,691,328
Construction & Engineering	11,247,334	—	—	11,247,334
Construction Materials	10,493,377	—	—	10,493,377
Consumer Finance	21,679,467	—	—	21,679,467
Consumer Staples Distribution & Retail	66,657,490	—	—	66,657,490
Containers & Packaging	11,626,682	—	—	11,626,682
Distributors	2,710,980	—	—	2,710,980
Diversified Consumer Services	4,677,116	—	—	4,677,116
Diversified REITs	1,801,130	—	—	1,801,130
Diversified Telecommunication Services	24,739,572	—	—	24,739,572
Electric Utilities	54,903,131	—	—	54,903,131
Electrical Equipment	32,146,421	—	—	32,146,421
Electronic Equipment, Instruments & Components	24,533,588	—	—	24,533,588
Energy Equipment & Services	12,871,988	—	—	12,871,988
Entertainment	49,145,163	—	—	49,145,163
Financial Services	148,896,264	—	—	148,896,264
Food Products	25,894,612	—	—	25,894,612
Gas Utilities	3,772,421	—	—	3,772,421
Ground Transportation	35,407,234	—	—	35,407,234
Health Care Equipment & Supplies	82,590,980	—	—	82,590,980
Health Care Providers & Services	80,917,087	—	—	80,917,087
Health Care REITs	11,908,048	—	—	11,908,048
Health Care Technology	3,015,865	—	—	3,015,865
Hotel & Resort REITs	2,418,492	—	—	2,418,492
Hotels, Restaurants & Leisure	77,564,894	—	—	77,564,894
Household Durables	19,120,004	—	—	19,120,004
Household Products	37,206,938	—	—	37,206,938
Independent Power and Renewable Electricity Producers	4,453,077	—	—	4,453,077
Industrial Conglomerates	13,523,165	—	—	13,523,165
Industrial REITs	10,479,149	—	—	10,479,149
Insurance	81,954,070	—	—	81,954,070
Interactive Media & Services	207,160,041	—	—	207,160,041
IT Services	45,524,789	—	—	45,524,789
Leisure Products	2,643,226	—	—	2,643,226
Life Sciences Tools & Services	41,905,684	—	—	41,905,684
Machinery	68,317,686	—	—	68,317,686
Marine Transportation	955,693	—	—	955,693
Media	24,349,375	—	—	24,349,375
Metals & Mining	18,643,967	—	—	18,643,967
Mortgage Real Estate Investment Trusts (REITs)	3,383,282	—	—	3,383,282
Multi-Utilities	21,319,867	—	—	21,319,867
Office REITs	3,508,803	—	—	3,508,803
Oil, Gas & Consumable Fuels	115,790,273	—	—	115,790,273
Paper & Forest Products	675,970	—	—	675,970
Passenger Airlines	6,921,317	—	—	6,921,317
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Care Products	$ 5,483,504	$ —	$ —	$ 5,483,504
Pharmaceuticals	116,906,563	3,476	—	116,910,039
Professional Services	34,155,104	—	—	34,155,104
Real Estate Management & Development	7,502,064	—	—	7,502,064
Residential REITs	12,476,306	—	—	12,476,306
Retail REITs	13,501,121	—	—	13,501,121
Semiconductors & Semiconductor Equipment	361,024,194	—	—	361,024,194
Software	358,773,522	—	—	358,773,522
Specialized REITs	36,275,283	—	—	36,275,283
Specialty Retail	73,191,971	—	—	73,191,971
Technology Hardware, Storage & Peripherals	227,231,855	—	—	227,231,855
Textiles, Apparel & Luxury Goods	14,998,446	—	—	14,998,446
Tobacco	19,739,744	—	—	19,739,744
Trading Companies & Distributors	19,633,134	—	—	19,633,134
Water Utilities	3,185,977	—	—	3,185,977
Wireless Telecommunication Services	7,337,039	—	—	7,337,039
Investment Companies	33,454,257	—	—	33,454,257
Rights	—	276	5,926	6,202
Short-Term Securities
Money Market Funds	63,465,538	—	—	63,465,538
	$3,709,513,044	$3,752	$5,926	$3,709,522,722
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 94,048	$ —	$ —	$ 94,048
Liabilities
Equity Contracts	(1,106)	—	—	(1,106)
	$92,942	$—	$—	$92,942

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s